[EV LOGO]
[GRAPHIC OF HIGHWAY]
[GRAPHIC OF BRICK WALL]
[EDUCATION]

ANNUAL REPORT JULY 31, 2002

EATON VANCE
MUNICIPALS
TRUST

ARIZONA

COLORADO

CONNECTICUT

MICHIGAN

MINNESOTA

NEW JERSEY

PENNSYLVANIA

[GRAPHIC OF BRIDGE]

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Of the many variables confronting the municipal bond investor, few are as crucial to performance as maintaining good call protection. Most municipal bonds include call provisions, which outline the terms under which the bond issuer can redeem the bond prior to its stated maturity date. While these provisions increase the issuer's financial flexibility, they create an ongoing challenge for municipal bond investors.

CALL PROTECTION IS CRITICAL TO DELIVERING A CONSISTENT DIVIDEND...

Fund dividends are affected by changes in the prevailing interest rate level; thus, as rates decline, fund dividends understandably reflect those fluctuations. Call provisions permit bond issuers to refinance their outstanding debt, under specific terms and timing, in much the same way a homeowner refinances a mortgage. Not surprisingly, these calls can be disruptive for investors, who may be forced to reinvest the proceeds of a called bond at lower interest rates. Therefore, prudent investors strive to maintain adequate call protection in an effort to insulate the portfolio from these untimely disruptions and thereby provide a more predictable income stream.

AMPLE CALL PROTECTION ENHANCES THE POTENTIAL FOR CAPITAL APPRECIATION...

Price performance is another compelling reason to maintain adequate call protection. As most investors know, bond prices rise as interest rates decline. That is, bond investors will pay more for a bond as interest rates fall below the bond's existing coupon. Because it responds to declining rates, such a bond is said to have "positive convexity."

However, investors will NOT pay as much for a bond - even if rates are falling - if that bond is likely to be called. As a bond approaches the point where it is likely to be called, it tends to trade nearer its call price, usually par or a modest premium. As a result, this tends to impede the callable bond's upside performance. In effect, the callable bond has lost its positive convexity and is now said to have "negative convexity," meaning it will be significantly less responsive to declining interest rates.

CALL PROTECTION IMPROVES PERFORMANCE CHARACTERISTICS

[CHART]

             A-B: PERFORMANCE TENDENCY        A-C: PERFORMANCE TENDENCY
               OF NON-CALLABLE BOND               OF CALLABLE BOND
               --------------------               ----------------



LINES REFER TO THE PERFORMANCE CHARACTERISTICS OF A GENERIC CALLABLE BOND AND ITS GENERIC NON-CALLABLE BOND COUNTERPART. AS INTEREST RATES DECLINE, BOND PRICES RISE.

*Y REFERS TO THE POINT WHERE DECLINE IN INTEREST RATES MAKES A CALL INCREASINGLY LIKELY FOR A CALLABLE BOND AND BEGINS TO IMPEDE PERFORMANCE.

The chart above demonstrates this relationship. Note that as interest rates decline to point Y - the point where investors start to anticipate an imminent call - the price performance of the callable bond tends to "roll-off," and thus lag that of the non-callable bond. While it is difficult to pinpoint precisely when this "roll-off" will occur, bonds with ample call protection are generally considered less susceptible to this phenomenon than bonds with waning call protection.

ATTENTION TO CALL PROTECTION IS A MAJOR ADVANTAGE OF MUNICIPAL BOND MUTUAL FUNDS...

While call features can have a profound influence on income and price performance, these nuances may be overlooked by the individual investor, a fact that can put the individual at a serious disadvantage. At Eaton Vance, call provisions remain a prime strategic consideration for our fund managers and analysts. We monitor our portfolios and individual bonds and make periodic adjustments to update call protection, as necessary. Together with diversification, in-depth research and professional management, we believe that continuously updated call protection represents yet another major advantage for the mutual fund investor.

                             Sincerely,

                             /s/ Thomas J. Fetter
                             Thomas J. Fetter
                             President
                             September 18, 2002

MARKET RECAP

Struggling to rebound from the recession of 2001, the U.S. economy generated only a slow recovery in the first half of 2002. Companies have remained reluctant to resume capital spending, especially in the key technology sector. Meanwhile, while consumer confidence has rebounded from the recession and the events of September 11, issues of corporate governance and malfeasance have become major concerns for many Americans.

THE ECONOMY RECOVERED VERY SLOWLY IN THE FIRST HALF OF 2002 ...

While the nation's Gross Domestic Product (GDP) registered a fairly impressive 5.0% growth rate in the first quarter of 2002, the underlying fundamentals indicated that the economy was far weaker than those numbers suggested. A closer look revealed an uneven recovery. Although consumers remained fairly active and the housing sector continued to respond to low interest rates, capital investment by businesses - a prime engine of economic growth - failed to gain momentum. Second quarter GDP later confirmed that underlying weakness, rising a modest 1.1%.

WITH THE RECOVERY STALLING, THE FEDERAL RESERVE ("THE FED") HAS SHIFTED ONCE AGAIN TO AN ACCOMMODATIVE BIAS ...

The Fed has changed its monetary policy several times in the past year, as the economic recovery produced several false starts. Those changes have been reflected in the bond market, whose prices move in the opposite direction of interest rates. For example, 10-year Treasury bond yields, which began 2002 at 5.03%, rose to 5.40% by late March, as the Fed suggested its next move would be to tighten credit in response to a strengthening economy. In subsequent months, however, it became increasingly clear that the economy was, in fact, not generating especially strong growth. Amid the sluggish recovery, 10-year rates fell back to 4.46% by July 31. In August, the Fed indicated that it could not rule out yet another rate cut,

MUNICIPAL BONDS YIELD 96% OF TREASURY YIELDS

[CHART]

          30-YEAR AAA-RATED               TAXABLE EQUIVALENT YIELD
      GENERAL OBLIGATION (GO) BONDS*       IN 38.6% TAX BRACKET
              5.09%                               8.29%
        30-YEAR TREASURY BOND
               5.30%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF A FUND'S YIELD. STATISTICS AS OF JULY 31, 2002.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

SOURCE: BLOOMBERG, L.P.

provoking a further rally in the bond market. While the weak recovery has clearly provided an excellent backdrop, the municipal market has received additional support from other factors. First, the clouded outlook for corporate profits has dampened investors' enthusiasm for stocks and sent them looking for fixed-income alternatives. Second, municipal bond yields have nearly matched those of their taxable counterparts, making the tax-exempt sector especially attractive. Finally, with the failure of proposed tax cuts - and even tax HIKES in some jurisdictions - municipal bonds have become increasingly compelling on a tax-equivalent basis. Reflecting this favorable backdrop, the Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - posted a total return of 6.71% for the year ended July 31, 2002.*

DESPITE LINGERING UNCERTAINTIES, WE BELIEVE THE NEAR-TERM OUTLOOK FOR BONDS REMAINS FAVORABLE ...

While the financial markets still face some hurdles, the outlook for bonds is fairly constructive. The Federal Reserve announced at its Open Market Committee meeting in August that the economy is now in danger of further weakening. Thus, inflation, the main nemesis of fixed-income investors, is likely to remain well under control for the foreseeable future. Given the uncertain economy and continuing global concerns, we believe that municipal bonds continue to merit strong consideration among prudent investors.

*It is not possible to invest directly in the Index.

[SIDENOTE]

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE ARIZONA MUNICIPALS FUND AS OF JULY 31, 2002

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Economic indicators for Arizona through mid-year 2002 suggested that the state was one of several still in recession. Weakness in Arizona's employment was driven by manufacturing and construction job losses. Data for travel and tourism showed some modest improvement, but numbers are still depressed from pre-September 11 levels.

- Escrowed bonds constituted one of the Portfolio's largest sector weightings at July 31. Escrowed issues are those that have been prerefunded to their call dates or escrowed to maturity. Backed by Treasury bonds, they are deemed by investors to be of the very highest quality. Insured* hospital bonds were also a significant portion of the Portfolio.

- With a renewed focus on diversification in light of shifting market conditions, management sought to keep the Portfolio well-diversified among industries, coupon rates, and maturities.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

RATING DISTRIBUTION+

[CHART]

AAA                          64.2%
AA                           11.2%
A                             7.5%
BBB                           2.2%
CCC                           0.5%
Non-Rated                    14.4%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the year ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 5.67% and 4.92%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.73 on July 31, 2002 from $9.68 on July 31, 2001, and the reinvestment of $0.480 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.83 from $10.77, and the reinvestment of $0.454 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002, the distribution rates were 4.93% for Class A and 4.20% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.45% and 7.20%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 4.22% and 3.67%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.24% and 6.29%, respectively.(4)

[CHART]

                       ARIZONA MUNICIPALS FUND- CLASS B
                              Inception: 7/25/91

                  FUND         FUND                             LEHMAN BROTHER
                VALUE AT     VALUE WITH                         MUNICIPAL BOND
    DATE          NAV       SALES CHARGE                            INDEX
    ---------------------------------------------------------------------
  7/31/92         10000        N/A                                   10000
  8/31/92       9761.03                                            9902.51
  9/30/92       9797.56                                            9967.29
 10/31/92       9505.13                                            9869.17
 11/30/92        9841.8                                           10046.04
 12/31/92       9980.42                                           10148.61
  1/31/93       10003.1                                           10266.74
  2/28/93      10583.85                                           10637.96
  3/31/93      10457.75                                           10525.55
  4/30/93      10564.89                                           10631.61
  5/31/93      10626.58                                           10691.31
  6/30/93      10875.44                                           10870.09
  7/31/93      10856.23                                           10884.06
  8/31/93      11160.47                                           11110.79
  9/30/93      11295.86                                            11237.5
 10/31/93      11333.16                                           11259.09
 11/30/93       11176.2                                            11159.7
 12/31/93      11476.14                                           11395.32
  1/31/94       11610.4                                           11525.52
  2/28/94      11239.95                                           11227.02
  3/31/94       10579.5                                           10769.74
  4/30/94      10628.64                                            10861.2
  5/31/94      10730.09                                           10955.19
  6/30/94      10611.18                                           10888.19
  7/31/94      10825.74                                           11087.93
  8/31/94      10855.28                                           11126.35
  9/30/94      10643.13                                           10963.13
 10/31/94      10336.15                                           10768.47
 11/30/94      10045.59                                            10573.5
 12/31/94      10365.07                                           10806.26
  1/31/95      10785.32                                           11115.24
  2/28/95      11193.51                                           11438.51
  3/31/95      11309.68                                           11569.97
  4/30/95       11303.2                                           11583.63
  5/31/95      11680.73                                           11953.26
  6/30/95      11486.66                                           11848.78
  7/31/95      11544.43                                           11960.88
  8/31/95      11687.21                                           12112.67
  9/30/95       11744.1                                            12189.2
 10/31/95      11956.18                                           12366.39
 11/30/95      12234.88                                           12571.85
 12/31/95         12392                                           12692.52
  1/31/96      12461.83                                           12788.42
  2/29/96      12317.31                                           12702.04
  3/31/96      12091.76                                           12539.77
  4/30/96      12037.48                                           12504.21
  5/31/96      12015.09                                           12499.44
  6/30/96      12145.28                                           12635.67
  7/31/96      12256.76                                           12749.99
  8/31/96      12257.39                                           12747.13
  9/30/96      12444.56                                           12925.28
 10/31/96         12547                                           13071.35
 11/30/96      12746.02                                           13310.79
 12/31/96      12689.24                                           13254.58
  1/31/97      12700.93                                           13279.67
  2/28/97      12847.48                                           13401.61
  3/31/97      12677.26                                           13222.83
  4/30/97      12805.99                                           13333.65
  5/31/97      12983.94                                           13534.34
  6/30/97      13105.74                                           13678.51
  7/31/97      13463.56                                           14057.35
  8/31/97      13345.42                                           13925.57
  9/30/97      13492.04                                           14090.69
 10/31/97      13565.22                                           14181.51
 11/30/97      13631.24                                           14265.03
 12/31/97      13823.38                                           14473.02
  1/31/98      14069.88                                           14622.27
  2/28/98      14087.14                                           14626.72
  3/31/98      14094.82                                           14639.74
  4/30/98      13983.55                                           14573.69
  5/31/98      14182.45                                           14804.23
  6/30/98      14196.63                                           14862.66
  7/31/98      14209.46                                           14899.81
  8/31/98       14403.2                                           15130.04
  9/30/98      14527.98                                           15318.66
 10/31/98      14489.16                                           15318.34
 11/30/98      14542.64                                           15372.01
 12/31/98      14552.77                                           15410.75
  1/31/99      14707.07                                           15593.98
  2/28/99      14619.94                                           15526.02
  3/31/99      14614.13                                            15547.3
  4/30/99      14666.53                                           15586.04
  5/31/99       14578.7                                           15495.86
  6/30/99      14303.48                                           15272.94
  7/31/99      14315.42                                           15328.51
  8/31/99      14083.14                                           15205.61
  9/30/99      14003.42                                           15211.97
 10/31/99      13659.78                                           15047.16
 11/30/99      13765.97                                            15207.2
 12/31/99      13578.25                                           15093.84
  1/31/00      13450.22                                            15028.1
  2/29/00      13686.55                                           15202.76
  3/31/00      14060.14                                           15534.91
  4/30/00         13915                                           15443.14
  5/31/00      13761.54                                            15362.8
  6/30/00      14183.31                                            15769.9
  7/31/00      14431.09                                           15989.33
  8/31/00       14674.6                                           16235.75
  9/30/00      14537.04                                           16151.28
 10/31/00      14703.14                                           16327.52
 11/30/00      14771.14                                           16451.05
 12/31/00      15228.52                                           16857.51
  1/31/01      15285.99                                           17024.55
  2/28/01      15158.61                                           17078.53
  3/31/01       15223.8                                           17231.59
  4/30/01      14871.52                                           17044.87
  5/31/01      15021.86                                           17228.41
  6/30/01      15161.82                                           17343.69
  7/31/01       15402.7                                           17600.58
  8/31/01      15613.75                                           17890.51
  9/30/01      15444.23                                           17830.49
 10/31/01      15593.61                                           18033.41
 11/30/01      15417.56                                           17890.83
 12/31/01      15243.97                                           17721.57
  1/31/02      15456.36                                           18028.96
  2/28/02      15673.88                                           18246.17
  3/31/02      15358.36                                            17888.6
  4/30/02      15680.27                                           18238.23
  5/31/02      15750.83                                           18349.05
  6/30/02      15915.45                                           18543.08
  7/31/02      16160.73                                           18781.56

* Source: TowersData, Bethesda, MD. Investment operations commenced on 7/25/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/13/93 at net asset value would have grown to $15,071 on 7/13/02; $14,353, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
AS OF JULY 31, 20021

PERFORMANCE(6)                                                                  CLASS A   CLASS B
-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------------------------
One Year                                                                         5.67%     4.92%
Five Years                                                                       4.47      3.72
Ten Years                                                                        N.A.      4.92
Life of Fund+                                                                    4.87      5.97

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------------------------
One Year                                                                         0.68%    -0.08%
Five Years                                                                       3.47      3.38
Ten Years                                                                        N.A.      4.92
Life of Fund+                                                                    4.28      5.97

+Inception date: Class A: 12/13/93; Class B: 7/25/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 41.69% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.26% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2002 was designated as an exempt-interest dividend.

EATON VANCE COLORADO MUNICIPALS FUND AS OF JULY 31, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Despite ongoing weakness in Colorado's travel, tourism, technology, and telecom industries, the state's economy still provided some bright spots. Manufacturing activity demonstrated growth from the previous year, adding 1,400 jobs in July 2002. Employment levels were below those of 2001, ending July 2002 at 5.2%.

- With multi-family residential construction in Colorado declining by 24.8% year-to-date in 2002, the Portfolio reduced its exposure in housing bonds, which constituted 8.5% of the Portfolio's net assets at July 31. Insured* transportation bonds from Puerto Rico supplemented the Portfolio's largest sector weighting; these issues are also tax-exempt in Colorado and can offer attractive investment characteristics.

- Management maintained a well-diversified coupon allocation, balancing higher-income coupons with interest rate-sensitive, low- and zero-coupon issues for appreciation potential.

* Private insurance does not decrease the risk of loss of principal associated with these investments.

RATING DISTRIBUTION+

[CHART]


AAA                          66.6%
AA                            7.9%
A                             9.2%
BBB                           4.2%
Non-Rated                    12.1%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the year ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 5.13% and 4.37%, respectively.(1) For Class A, this return resulted from a net asset value (NAV) per share of $9.68 on July 31, 2002, unchanged from July 31, 2001, and the reinvestment of $0.480 per share in tax-free income.2 For Class B, this return resulted from an NAV per share of $10.54 on July 31, 2002, unchanged from July 31, 2001, and the reinvestment of $0.447 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002, the distribution rates were 4.96% for Class A and 4.25% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.47% and 7.26%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 4.51% and 3.99%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.70% and 6.81%, respectively.(4)


[CHART]

                       COLORADO MUNICIPALS FUND- CLASS B
                              Inception: 8/25/92

                                   FUND          FUND                           LEHMAN BROTHER
                                 VALUE AT     VALUE WITH                        MUNICIPAL BOND
                DATE               NAV       SALES CHARGE                           INDEX
---------------------------------------------------------------------------------------------
              8/31/92               10000        N/A                                   10000
              9/30/92            10019.92                                           10065.42
             10/31/92              9761.6                                            9966.33
             11/30/92            10205.19                                           10144.95
             12/31/92             10353.4                                           10248.52
              1/31/93            10465.28                                           10367.82
              2/28/93            10895.87                                           10742.69
              3/31/93            10745.83                                           10629.17
              4/30/93            10899.89                                           10736.28
              5/31/93            10963.51                                           10796.56
              6/30/93            11147.38                                            10977.1
              7/31/93            11166.27                                           10991.21
              8/31/93               11430                                           11220.18
              9/30/93            11575.11                                           11348.13
             10/31/93            11603.57                                           11369.93
             11/30/93            11474.81                                           11269.56
             12/31/93            11706.57                                            11507.5
              1/31/94            11847.38                                           11638.98
              2/28/94            11442.91                                           11337.54
              3/31/94            10775.59                                           10875.77
              4/30/94             10838.5                                           10968.12
              5/31/94            10956.87                                           11063.05
              6/30/94            10809.02                                           10995.38
              7/31/94            11058.42                                           11197.09
              8/31/94            11067.51                                           11235.89
              9/30/94             10853.6                                           11071.06
             10/31/94            10572.73                                           10874.49
             11/30/94            10309.46                                           10677.59
             12/31/94            10592.38                                           10912.65
              1/31/95            11004.65                                           11224.67
              2/28/95            11426.86                                           11551.12
              3/31/95            11504.76                                           11683.88
              4/30/95            11475.17                                           11697.67
              5/31/95            11818.78                                           12070.93
              6/30/95            11612.85                                           11965.43
              7/31/95             11674.6                                           12078.63
              8/31/95            11826.59                                           12231.91
              9/30/95            11875.19                                            12309.2
             10/31/95            12147.58                                           12488.13
             11/30/95             12420.1                                           12695.61
             12/31/95             12563.3                                           12817.47
              1/31/96            12613.59                                           12914.32
              2/29/96            12471.48                                           12827.09
              3/31/96            12255.27                                           12663.22
              4/30/96            12233.37                                           12627.31
              5/31/96            12233.53                                            12622.5
              6/30/96            12347.58                                           12760.07
              7/31/96            12429.56                                           12875.51
              8/31/96             12405.5                                           12872.63
              9/30/96            12592.34                                           13052.53
             10/31/96            12701.23                                           13200.04
             11/30/96            12913.09                                           13441.83
             12/31/96            12877.22                                           13385.07
              1/31/97            12914.37                                            13410.4
              2/28/97            13045.38                                           13533.54
              3/31/97            12901.45                                              13353
              4/30/97            13000.58                                           13464.92
              5/31/97            13177.51                                           13667.59
              6/30/97            13422.14                                           13813.17
              7/31/97            13829.03                                           14195.74
              8/31/97            13727.91                                           14062.66
              9/30/97             13832.1                                           14229.41
             10/31/97            13974.12                                           14321.13
             11/30/97            14043.79                                           14405.46
             12/31/97            14235.18                                           14615.51
              1/31/98            14353.56                                           14766.23
              2/28/98             14371.2                                           14770.72
              3/31/98            14378.74                                           14783.86
              4/30/98            14285.61                                           14717.16
              5/31/98            14430.95                                           14949.97
              6/30/98            14471.93                                           15008.98
              7/31/98            14484.81                                            15046.5
              8/31/98            14690.96                                           15278.99
              9/30/98            14836.95                                           15469.47
             10/31/98            14768.97                                           15469.15
             11/30/98            14826.44                                           15523.35
             12/31/98               14824                                           15562.47
              1/31/99            14948.43                                            15747.5
              2/28/99            14827.23                                           15678.87
              3/31/99            14833.49                                           15700.36
              4/30/99            14915.81                                           15739.48
              5/31/99            14834.22                                           15648.41
              6/30/99            14566.26                                           15423.29
              7/31/99            14563.71                                           15479.41
              8/31/99             14341.6                                           15355.31
              9/30/99               14269                                           15361.72
             10/31/99            14012.83                                           15195.29
             11/30/99            14139.41                                           15356.91
             12/31/99            13923.46                                           15242.43
              1/31/00            13671.07                                           15176.05
              2/29/00            13923.43                                           15352.42
              3/31/00            14279.49                                           15687.85
              4/30/00            14152.03                                           15595.18
              5/31/00            13972.26                                           15514.05
              6/30/00            14394.11                                           15925.15
              7/31/00            14629.44                                           16146.74
              8/31/00            14874.83                                           16395.59
              9/30/00            14770.79                                           16310.29
             10/31/00            14962.94                                           16488.26
             11/30/00            15079.66                                           16613.01
             12/31/00            15554.43                                           17023.47
              1/31/01            15555.24                                           17192.15
              2/28/01            15658.16                                           17246.66
              3/31/01            15772.43                                           17401.23
              4/30/01            15469.65                                           17212.67
              5/31/01             15691.5                                           17398.02
              6/30/01            15856.64                                           17514.43
              7/31/01            16176.15                                           17773.86
              8/31/01            16494.67                                           18066.64
              9/30/01            16265.88                                           18006.03
             10/31/01            16394.52                                           18210.94
             11/30/01            16220.16                                           18066.96
             12/31/01            16063.91                                           17896.04
              1/31/02            16275.31                                           18206.45
              2/28/02            16460.81                                            18425.8
              3/31/02            16184.09                                           18064.71
              4/30/02            16417.92                                           18417.78
              5/31/02            16492.57                                           18529.69
              6/30/02            16668.38                                           18725.63
              7/31/02            16882.86                                           18966.46

* Source: TowersData, Bethesda, MD. Investment operations commenced on 8/25/92. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/10/93 at net asset value would have grown to $15,187 on 7/31/02; $14,464, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
AS OF JULY 31, 2002

PERFORMANCE(6)                                                                  CLASS A    CLASS B
--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------------------------
One Year                                                                         5.13%      4.37%
Five Years                                                                       4.84       4.07
Life of Fund+                                                                    4.96       5.46

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------------------------
One Year                                                                         0.16%     -0.63%
Five Years                                                                       3.84       3.74
Life of Fund+                                                                    4.36       5.46

+Inception date: Class A: 12/10/93; Class B: 8/25/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 41.44% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.47% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2002 was designated as an exempt-interest dividend.

EATON VANCE CONNECTICUT MUNICIPALS FUND AS OF JULY 31, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Connecticut is currently facing a significant budget deficit. A number of cost-cutting measures have been put into place, while the governor and the state legislature hammer out an agreement on how to close the balance of a projected $1 billion deficit. Total non-farm employment fell from last year, while the unemployment rate and the number of new jobless claims rose. Retail sales were one bright spot in the economy, rising 4.4%from 2001.

- Insured education bonds* represented the largest weighting in the Portfolio at July 31. These bonds included issues from Fairfield University, Trinity College, and Choate Rosemary College. The Portfolio was supplemented by bonds issued by Puerto Rico, particularly in insured* transportation, which are also tax-exempt in Connecticut and can offer attractive investment characteristics.

* Private insurance does not decrease the risk of loss of principal associated with these investments.

RATING DISTRIBUTION+

[CHART]

AAA                          57.7%
AA                           19.2%
A                             5.5%
BBB                          14.3%
Non-Rated                     3.3%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the year ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 4.92% and 4.13%, respectively.(1) For Class A, this return resulted from a net asset value (NAV) per share of $10.75 on July 31, 2002, unchanged from July 31, 2001, and the reinvestment of $0.515 per share in tax-free income.(2) For Class B, this return resulted from an NAV per share of $10.70 on July 31, 2002, unchanged from July 31, 2001, and the reinvestment of $0.431 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002, the distribution rates were 4.79% for Class A and 4.05% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.17% and 6.91%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 3.73% and 3.17%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.36% and 5.41%, respectively.(4)

[CHART]

                      CONNECTICUT MUNICIPALS FUND- CLASS B
                               Inception: 5/1/92

                          FUND          FUND                           LEHMAN BROTHER
                         VALUE AT    VALUE WITH                        MUNICIPAL BOND
           DATE            NAV      SALES CHARGE                           INDEX
-------------------------------------------------------------------------------------
         7/31/1992       10,000         N/A                               10,000
         8/31/1992        9,805                                            9,903
         9/30/1992        9,812                                            9,967
        10/31/1992        9,543                                            9,869
        11/30/1992        9,882                                           10,046
        12/31/1992       10,001                                           10,149
         1/31/1993       10,118                                           10,267
         2/28/1993       10,531                                           10,638
         3/31/1993       10,407                                           10,526
         4/30/1993       10,525                                           10,632
         5/31/1993       10,585                                           10,691
         6/30/1993       10,791                                           10,870
         7/31/1993       10,779                                           10,884
         8/31/1993       11,031                                           11,111
         9/30/1993       11,149                                           11,238
        10/31/1993       11,135                                           11,259
        11/30/1993       11,001                                           11,160
        12/31/1993       11,241                                           11,395
         1/31/1994       11,345                                           11,526
         2/28/1994       11,009                                           11,227
         3/31/1994       10,441                                           10,770
         4/30/1994       10,459                                           10,861
         5/31/1994       10,550                                           10,955
         6/30/1994       10,429                                           10,888
         7/31/1994       10,635                                           11,088
         8/31/1994       10,643                                           11,126
         9/30/1994       10,416                                           10,963
        10/31/1994       10,114                                           10,768
        11/30/1994        9,753                                           10,574
        12/31/1994       10,077                                           10,806
         1/31/1995       10,460                                           11,115
         2/28/1995       10,820                                           11,439
         3/31/1995       10,904                                           11,570
         4/30/1995       10,897                                           11,584
         5/31/1995       11,192                                           11,953
         6/30/1995       11,027                                           11,849
         7/31/1995       11,119                                           11,961
         8/31/1995       11,286                                           12,113
         9/30/1995       11,375                                           12,189
        10/31/1995       11,544                                           12,366
        11/30/1995       11,757                                           12,572
        12/31/1995       11,870                                           12,693
         1/31/1996       11,927                                           12,788
         2/29/1996       11,801                                           12,702
         3/31/1996       11,604                                           12,540
         4/30/1996       11,604                                           12,504
         5/31/1996       11,614                                           12,499
         6/30/1996       11,720                                           12,636
         7/31/1996       11,819                                           12,750
         8/31/1996       11,806                                           12,747
         9/30/1996       11,970                                           12,925
        10/31/1996       12,072                                           13,071
        11/30/1996       12,248                                           13,311
        12/31/1996       12,199                                           13,255
         1/31/1997       12,196                                           13,280
         2/28/1997       12,319                                           13,402
         3/31/1997       12,190                                           13,223
         4/30/1997       12,281                                           13,334
         5/31/1997       12,423                                           13,534
         6/30/1997       12,555                                           13,679
         7/31/1997       12,903                                           14,057
         8/31/1997       12,803                                           13,926
         9/30/1997       12,935                                           14,091
        10/31/1997       13,005                                           14,182
        11/30/1997       13,068                                           14,265
        12/31/1997       13,234                                           14,473
         1/31/1998       13,356                                           14,622
         2/28/1998       13,381                                           14,627
         3/31/1998       13,398                                           14,640
         4/30/1998       13,331                                           14,574
         5/31/1998       13,491                                           14,804
         6/30/1998       13,526                                           14,863
         7/31/1998       13,547                                           14,900
         8/31/1998       13,739                                           15,130
         9/30/1998       13,862                                           15,319
        10/31/1998       13,819                                           15,318
        11/30/1998       13,869                                           15,372
        12/31/1998       13,888                                           15,411
         1/31/1999       14,041                                           15,594
         2/28/1999       13,987                                           15,526
         3/31/1999       13,989                                           15,547
         4/30/1999       14,037                                           15,586
         5/31/1999       13,969                                           15,496
         6/30/1999       13,776                                           15,273
         7/31/1999       13,796                                           15,329
         8/31/1999       13,620                                           15,206
         9/30/1999       13,560                                           15,212
        10/31/1999       13,313                                           15,047
        11/30/1999       13,402                                           15,207
        12/31/1999       13,260                                           15,094
         1/31/2000       13,152                                           15,028
         2/29/2000       13,332                                           15,203
         3/31/2000       13,596                                           15,535
         4/30/2000       13,512                                           15,443
         5/31/2000       13,393                                           15,363
         6/30/2000       13,745                                           15,770
         7/31/2000       13,977                                           15,989
         8/31/2000       14,204                                           16,236
         9/30/2000       14,101                                           16,151
        10/31/2000       14,236                                           16,328
        11/30/2000       14,341                                           16,451
        12/31/2000       14,756                                           16,858
         1/31/2001       14,850                                           17,025
         2/28/2001       14,929                                           17,079
         3/31/2001       15,046                                           17,232
         4/30/2001       14,843                                           17,045
         5/31/2001       15,049                                           17,228
         6/30/2001       15,201                                           17,344
         7/31/2001       15,441                                           17,601
         8/31/2001       15,680                                           17,891
         9/30/2001       15,563                                           17,830
        10/31/2001       15,697                                           18,033
        11/30/2001       15,575                                           17,891
        12/31/2001       15,412                                           17,722
         1/31/2002       15,624                                           18,029
         2/28/2002       15,796                                           18,246
         3/31/2002       15,490                                           17,889
         4/30/2002       15,723                                           18,238
         5/31/2002       15,776                                           18,349
         6/30/2002       15,894                                           18,543
         7/31/2002       16,078                                           18,782

* Source: TowersData, Bethesda, MD. Investment operations commenced on 5/1/92. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/19/94 at net asset value would have grown to $16,574 on 7/31/02; $15,784, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
AS OF JULY 31, 2002

PERFORMANCE(6)                                                                  CLASS A    CLASS B
--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------------------------
One Year                                                                          4.92%      4.13%
Five Years                                                                        5.33       4.50
Ten Years                                                                         N.A.       4.86
Life of Fund+                                                                     6.29       5.44

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------------------------
One Year                                                                         -0.10%     -0.87%
Five Years                                                                        4.31       4.16
Ten Years                                                                         N.A.       4.86
Life of Fund+                                                                     5.67       5.44

+Inception date: Class A: 4/19/94; Class B: 5/1/92


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 41.36% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.45% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2002 was designated as an exempt-interest dividend.

EATON VANCE MICHIGAN MUNICIPALS FUND AS OF JULY 31, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Michigan's unemployment rate was 6.6% in July 2002. The state has been losing jobs for nearly two years, but the pace of job losses appears to have slowed. Despite the increase in automotive sales in July, overall demand for industrial products has waned on a national level, negatively affecting the economy of the heavily industrialized state.

- Insured general obligations (GOs)* were the Portfolio's largest sector weighting at July 31. Most of the GOs held by the Portfolio were issued to benefit school districts throughout the state. GOs are often accorded a fairly high credit quality rating, as they are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction.

- In an uncertain economy, the Portfolio was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management maintained a well-diversified coupon allocation, balancing higher-coupons with low and zero-coupons.

* Private insurance does not decrease the risk of loss of principal associated with these investments.

RATING DISTRIBUTION+

[CHART]

AAA                          61.9%
AA                            0.3%
A                            16.5%
BBB                          11.9%
Non-Rated                     9.4%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the year ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 5.34% and 4.50%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.59 on July 31, 2002 from $9.57 on July 31, 2001, and the reinvestment of $0.476 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.71 from $10.69, and the reinvestment of $0.449 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002, the distribution rates were 4.96% for Class A and 4.20% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.42% and 7.13%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 4.18% and 3.64%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.10% and 6.18%, respectively.(4)

[CHART]

                       MICHIGAN MUNICIPALS FUND- CLASS B
                               Inception: 4/19/91

                          FUND         FUND                            LEHMAN BROTHER
                        VALUE AT     VALUE WITH                        MUNICIPAL BOND
           DATE            NAV      SALES CHARGE                           INDEX
----------------------------------------------------------------------------------------
         7/31/1992       10,000         N/A                               10,000
         8/31/1992        9,794                                            9,903
         9/30/1992        9,821                                            9,967
        10/31/1992        9,514                                            9,869
        11/30/1992        9,845                                           10,046
        12/31/1992        9,960                                           10,149
         1/31/1993       10,076                                           10,267
         2/28/1993       10,483                                           10,638
         3/31/1993       10,344                                           10,526
         4/30/1993       10,452                                           10,632
         5/31/1993       10,522                                           10,691
         6/30/1993       10,704                                           10,870
         7/31/1993       10,672                                           10,884
         8/31/1993       10,899                                           11,111
         9/30/1993       11,005                                           11,238
        10/31/1993       11,021                                           11,259
        11/30/1993       10,910                                           11,160
        12/31/1993       11,161                                           11,395
         1/31/1994       11,292                                           11,526
         2/28/1994       10,942                                           11,227
         3/31/1994       10,343                                           10,770
         4/30/1994       10,410                                           10,861
         5/31/1994       10,499                                           10,955
         6/30/1994       10,390                                           10,888
         7/31/1994       10,602                                           11,088
         8/31/1994       10,629                                           11,126
         9/30/1994       10,447                                           10,963
        10/31/1994       10,182                                           10,768
        11/30/1994        9,922                                           10,574
        12/31/1994       10,208                                           10,806
         1/31/1995       10,572                                           11,115
         2/28/1995       10,914                                           11,439
         3/31/1995       11,018                                           11,570
         4/30/1995       11,000                                           11,584
         5/31/1995       11,310                                           11,953
         6/30/1995       11,128                                           11,849
         7/31/1995       11,196                                           11,961
         8/31/1995       11,327                                           12,113
         9/30/1995       11,406                                           12,189
        10/31/1995       11,628                                           12,366
        11/30/1995       11,884                                           12,572
        12/31/1995       12,041                                           12,693
         1/31/1996       12,110                                           12,788
         2/29/1996       11,966                                           12,702
         3/31/1996       11,764                                           12,540
         4/30/1996       11,710                                           12,504
         5/31/1996       11,699                                           12,499
         6/30/1996       11,826                                           12,636
         7/31/1996       11,924                                           12,750
         8/31/1996       11,900                                           12,747
         9/30/1996       12,073                                           12,925
        10/31/1996       12,174                                           13,071
        11/30/1996       12,382                                           13,311
        12/31/1996       12,323                                           13,255
         1/31/1997       12,274                                           13,280
         2/28/1997       12,407                                           13,402
         3/31/1997       12,235                                           13,223
         4/30/1997       12,350                                           13,334
         5/31/1997       12,537                                           13,534
         6/30/1997       12,656                                           13,679
         7/31/1997       12,999                                           14,057
         8/31/1997       12,867                                           13,926
         9/30/1997       12,974                                           14,091
        10/31/1997       13,057                                           14,182
        11/30/1997       13,156                                           14,265
        12/31/1997       13,357                                           14,473
         1/31/1998       13,478                                           14,622
         2/28/1998       13,493                                           14,627
         3/31/1998       13,510                                           14,640
         4/30/1998       13,397                                           14,574
         5/31/1998       13,629                                           14,804
         6/30/1998       13,641                                           14,863
         7/31/1998       13,664                                           14,900
         8/31/1998       13,866                                           15,130
         9/30/1998       13,988                                           15,319
        10/31/1998       13,921                                           15,318
        11/30/1998       13,984                                           15,372
        12/31/1998       13,953                                           15,411
         1/31/1999       14,078                                           15,594
         2/28/1999       14,000                                           15,526
         3/31/1999       13,991                                           15,547
         4/30/1999       14,027                                           15,586
         5/31/1999       13,922                                           15,496
         6/30/1999       13,684                                           15,273
         7/31/1999       13,679                                           15,329
         8/31/1999       13,431                                           15,206
         9/30/1999       13,335                                           15,212
        10/31/1999       13,081                                           15,047
        11/30/1999       13,196                                           15,207
        12/31/1999       12,966                                           15,094
         1/31/2000       12,795                                           15,028
         2/29/2000       13,040                                           15,203
         3/31/2000       13,412                                           15,535
         4/30/2000       13,276                                           15,443
         5/31/2000       13,147                                           15,363
         6/30/2000       13,565                                           15,770
         7/31/2000       13,782                                           15,989
         8/31/2000       14,077                                           16,236
         9/30/2000       13,910                                           16,151
        10/31/2000       14,114                                           16,328
        11/30/2000       14,248                                           16,451
        12/31/2000       14,757                                           16,858
         1/31/2001       14,797                                           17,025
         2/28/2001       14,877                                           17,079
         3/31/2001       14,967                                           17,232
         4/30/2001       14,643                                           17,045
         5/31/2001       14,806                                           17,228
         6/30/2001       14,917                                           17,344
         7/31/2001       15,242                                           17,601
         8/31/2001       15,494                                           17,891
         9/30/2001       15,354                                           17,830
        10/31/2001       15,516                                           18,033
        11/30/2001       15,369                                           17,891
        12/31/2001       15,167                                           17,722
         1/31/2002       15,450                                           18,029
         2/28/2002       15,652                                           18,246
         3/31/2002       15,293                                           17,889
         4/30/2002       15,540                                           18,238
         5/31/2002       15,624                                           18,349
         6/30/2002       15,773                                           18,543
         7/31/2002       15,928                                           18,782


* Source: TowersData, Bethesda, MD. Investment operations commenced on 4/19/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $14,881 on 7/31/02; $14,172, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
AS OF JULY 31, 2002

PERFORMANCE(6)                                                                   CLASS A    CLASS B
---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
---------------------------------------------------------------------------------------------------
One Year                                                                          5.34%      4.50%
Five Years                                                                        4.94       4.15
Ten Years                                                                         N.A.       4.76
Life of Fund+                                                                     4.70       5.73

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
---------------------------------------------------------------------------------------------------
One Year                                                                          0.30%     -0.50%
Five Years                                                                        3.91       3.81
Ten Years                                                                         N.A.       4.76
Life of Fund+                                                                     4.11       5.73

+Inception date: Class A: 12/7/93; Class B: 4/19/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 41.12% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.86% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2002 was designated as an exempt-interest dividend.

EATON VANCE MINNESOTA MUNICIPALS FUND AS OF JULY 31, 2002

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- In Minnesota, as in the rest of the U.S., employment in the industrial sectors was negatively affected by weak demand for manufacturing. Exports from manufacturing industries in Minnesota slowed, though not as drastically as the national rate. The July 2002 unemployment rate for Minnesota was 4.3%, versus 5.9% for the U.S.

- With new issue supplies low in Minnesota, management was able to add some new school district bonds to the Portfolio. Retail demand for low-coupon bonds was on the increase, and management took the opportunity to sell some lower-coupon bonds and zero-coupon bonds from the Portfolio.

- In an uncertain economy, the Portfolio was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management maintained a well-diversified coupon allocation, balancing higher-coupons with low- and zero-coupons.

RATING DISTRIBUTION+

[CHART]

AAA                          50.5%
AA                           15.6%
A                            12.3%
BBB                           9.3%
Non-Rated                    12.3%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the year ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 4.22% and 3.52%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.31 on July 31, 2002 from $9.41 on July 31, 2001, and the reinvestment of $0.486 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.03 from $10.13, and the reinvestment of $0.448 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002, the distribution rates were 5.26% for Class A and 4.54% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.30% and 8.02%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 4.77% and 4.26%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.43% and 7.53%, respectively.(4)

[CHART]

                       MINNESOTA MUNICIPALS FUND- CLASS B
                               Inception: 7/29/91

                           FUND        FUND                           LEHMAN BROTHER
                         VALUE AT    VALUE WITH                       MUNICIPAL BOND
           DATE            NAV      SALES CHARGE                           INDEX
----------------------------------------------------------------------------------------
         7/31/1992       10,000         N/A                               10,000
         8/31/1992        9,835                                            9,903
         9/30/1992        9,843                                            9,967
        10/31/1992        9,585                                            9,869
        11/30/1992        9,897                                           10,046
        12/31/1992       10,014                                           10,149
         1/31/1993       10,123                                           10,267
         2/28/1993       10,478                                           10,638
         3/31/1993       10,375                                           10,526
         4/30/1993       10,485                                           10,632
         5/31/1993       10,547                                           10,691
         6/30/1993       10,713                                           10,870
         7/31/1993       10,701                                           10,884
         8/31/1993       10,914                                           11,111
         9/30/1993       11,052                                           11,238
        10/31/1993       11,058                                           11,259
        11/30/1993       10,955                                           11,160
        12/31/1993       11,176                                           11,395
         1/31/1994       11,269                                           11,526
         2/28/1994       10,973                                           11,227
         3/31/1994       10,395                                           10,770
         4/30/1994       10,423                                           10,861
         5/31/1994       10,536                                           10,955
         6/30/1994       10,446                                           10,888
         7/31/1994       10,631                                           11,088
         8/31/1994       10,660                                           11,126
         9/30/1994       10,465                                           10,963
        10/31/1994       10,173                                           10,768
        11/30/1994        9,855                                           10,574
        12/31/1994       10,169                                           10,806
         1/31/1995       10,498                                           11,115
         2/28/1995       10,846                                           11,439
         3/31/1995       10,975                                           11,570
         4/30/1995       10,945                                           11,584
         5/31/1995       11,240                                           11,953
         6/30/1995       11,042                                           11,849
         7/31/1995       11,100                                           11,961
         8/31/1995       11,245                                           12,113
         9/30/1995       11,301                                           12,189
        10/31/1995       11,503                                           12,366
        11/30/1995       11,728                                           12,572
        12/31/1995       11,886                                           12,693
         1/31/1996       11,920                                           12,788
         2/29/1996       11,805                                           12,702
         3/31/1996       11,550                                           12,540
         4/30/1996       11,574                                           12,504
         5/31/1996       11,583                                           12,499
         6/30/1996       11,679                                           12,636
         7/31/1996       11,767                                           12,750
         8/31/1996       11,707                                           12,747
         9/30/1996       11,871                                           12,925
        10/31/1996       11,962                                           13,071
        11/30/1996       12,150                                           13,311
        12/31/1996       12,078                                           13,255
         1/31/1997       12,100                                           13,280
         2/28/1997       12,222                                           13,402
         3/31/1997       12,047                                           13,223
         4/30/1997       12,164                                           13,334
         5/31/1997       12,319                                           13,534
         6/30/1997       12,440                                           13,679
         7/31/1997       12,827                                           14,057
         8/31/1997       12,655                                           13,926
         9/30/1997       12,764                                           14,091
        10/31/1997       12,861                                           14,182
        11/30/1997       12,962                                           14,265
        12/31/1997       13,143                                           14,473
         1/31/1998       13,279                                           14,622
         2/28/1998       13,293                                           14,627
         3/31/1998       13,298                                           14,640
         4/30/1998       13,194                                           14,574
         5/31/1998       13,407                                           14,804
         6/30/1998       13,456                                           14,863
         7/31/1998       13,467                                           14,900
         8/31/1998       13,712                                           15,130
         9/30/1998       13,875                                           15,319
        10/31/1998       13,820                                           15,318
        11/30/1998       13,858                                           15,372
        12/31/1998       13,853                                           15,411
         1/31/1999       13,981                                           15,594
         2/28/1999       13,914                                           15,526
         3/31/1999       13,892                                           15,547
         4/30/1999       13,915                                           15,586
         5/31/1999       13,820                                           15,496
         6/30/1999       13,574                                           15,273
         7/31/1999       13,554                                           15,329
         8/31/1999       13,325                                           15,206
         9/30/1999       13,239                                           15,212
        10/31/1999       12,991                                           15,047
        11/30/1999       13,080                                           15,207
        12/31/1999       12,911                                           15,094
         1/31/2000       12,762                                           15,028
         2/29/2000       12,971                                           15,203
         3/31/2000       13,264                                           15,535
         4/30/2000       13,153                                           15,443
         5/31/2000       13,089                                           15,363
         6/30/2000       13,418                                           15,770
         7/31/2000       13,625                                           15,989
         8/31/2000       13,813                                           16,236
         9/30/2000       13,711                                           16,151
        10/31/2000       13,862                                           16,328
        11/30/2000       13,970                                           16,451
        12/31/2000       14,319                                           16,858
         1/31/2001       14,373                                           17,025
         2/28/2001       14,468                                           17,079
         3/31/2001       14,574                                           17,232
         4/30/2001       14,357                                           17,045
         5/31/2001       14,494                                           17,228
         6/30/2001       14,607                                           17,344
         7/31/2001       14,764                                           17,601
         8/31/2001       14,949                                           17,891
         9/30/2001       14,834                                           17,830
        10/31/2001       14,912                                           18,033
        11/30/2001       14,864                                           17,891
        12/31/2001       14,730                                           17,722
         1/31/2002       14,961                                           18,029
         2/28/2002       15,122                                           18,246
         3/31/2002       14,859                                           17,889
         4/30/2002       15,036                                           18,238
         5/31/2002       15,138                                           18,349
         6/30/2002       15,215                                           18,543
         7/31/2002       15,283                                           18,782

* Source: TowersData, Bethesda, MD. Investment operations commenced on 7/29/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/9/93 at net asset value would have grown to $14,596 on 7/31/02; $13,901, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
AS OF JULY 31, 2002

PERFORMANCE(6)                                                                   CLASS A    CLASS B
---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
---------------------------------------------------------------------------------------------------
One Year                                                                          4.22%      3.52%
Five Years                                                                        4.36       3.57
Ten Years                                                                         N.A.       4.33
Life of Fund+                                                                     4.47       5.03

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
---------------------------------------------------------------------------------------------------
One Year                                                                         -0.73%     -1.43%
Five Years                                                                        3.34       3.23
Ten Years                                                                         N.A.       4.33
Life of Fund+                                                                     3.89       5.03

+Inception date: Class A: 12/9/93; Class B: 7/29/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 43.42% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.73% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2002 was designated as an exempt-interest dividend.

EATON VANCE NEW JERSEY MUNICIPALS FUND AS OF JULY 31, 2002

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- New Jersey's unemployment rate in July 2002 was 5.4%, up from 4.2% in July 2001, but outperforming the national rate of 5.9%. New jobs in the private sector were offset by job losses in government, the result of an early incentive retirement plan. Rather unexpectedly, the summer tourism business, traditionally a key component of the New Jersey economy, was very strong through July.

- Insured* transportation bonds remained the Portfolio's largest sector weighting at July 31, 2002. The Portfolio's holdings were focused on well-regarded issuers within the state and included port authorities, highways and turnpikes. The Portfolio also included selected Puerto Rico holdings, which provided added diversification in high-quality securities.

- As municipal bond yields fell, the demand for lower-coupon bonds increased. Management used this opportunity to sell some lower-coupon bonds from the Portfolio. The Portfolio added some local school district bonds, which management believes to be attractive because of their higher yields.

RATING DISTRIBUTION+

[CHART]

AAA                          42.4%
AA                           15.6%
A                            10.0%
BBB                          10.7%
B                             1.1%
Non-Rated                    20.2%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the year ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 5.16% and 4.43%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.32 on July 31, 2002 from $10.34 on July 31, 2001, and the reinvestment of $0.535 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.78 from $10.79, and the reinvestment of $0.474 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002, the distribution rates were 5.18% for Class A and 4.41% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.01% and 7.67%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 5.26% and 4.77%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.15% and 8.30%, respectively.(4)

[CHART]

                      NEW JERSEY MUNICIPALS FUND- CLASS B
                               Inception: 1/8/91

                                FUND         FUND                             LEHMAN BROTHER
                              VALUE AT    VALUE WITH                          MUNICIPAL BOND
               DATE             NAV      SALES CHARGE                              INDEX
----------------------------------------------------------------------------------------------
              7/31/92           10000        N/A                                  10,000
              8/31/92         9831.76                                              9,903
              9/30/92         9868.35                                              9,967
             10/31/92         9619.26                                              9,869
             11/30/92         9893.48                                             10,046
             12/31/92        10023.09                                             10,149
              1/31/93        10158.75                                             10,267
              2/28/93         10610.5                                             10,638
              3/31/93         10464.2                                             10,526
              4/30/93        10600.91                                             10,632
              5/31/93        10672.74                                             10,691
              6/30/93         10856.4                                             10,870
              7/31/93        10847.63                                             10,884
              8/31/93        11047.46                                             11,111
              9/30/93         11166.2                                             11,238
             10/31/93        11166.35                                             11,259
             11/30/93        11059.36                                             11,160
             12/31/93        11287.03                                             11,395
              1/31/94        11410.77                                             11,526
              2/28/94        11125.54                                             11,227
              3/31/94        10574.64                                             10,770
              4/30/94        10615.23                                             10,861
              5/31/94        10687.12                                             10,955
              6/30/94         10581.9                                             10,888
              7/31/94        10744.97                                             11,088
              8/31/94        10786.67                                             11,126
              9/30/94        10609.81                                             10,963
             10/31/94        10349.62                                             10,768
             11/30/94        10063.61                                             10,574
             12/31/94        10361.43                                             10,806
              1/31/95        10695.68                                             11,115
              2/28/95        10985.59                                             11,439
              3/31/95         11076.9                                             11,570
              4/30/95        11094.42                                             11,584
              5/31/95        11395.97                                             11,953
              6/30/95         11237.9                                             11,849
              7/31/95        11286.83                                             11,961
              8/31/95        11408.94                                             12,113
              9/30/95        11488.82                                             12,189
             10/31/95        11679.19                                             12,366
             11/30/95        11891.37                                             12,572
             12/31/95         12004.6                                             12,693
              1/31/96        12075.47                                             12,788
              2/29/96        11921.97                                             12,702
              3/31/96        11788.54                                             12,540
              4/30/96         11769.6                                             12,504
              5/31/96        11760.03                                             12,499
              6/30/96        11868.39                                             12,636
              7/31/96        11935.04                                             12,750
              8/31/96        11948.65                                             12,747
              9/30/96        12113.66                                             12,925
             10/31/96        12205.51                                             13,071
             11/30/96        12393.75                                             13,311
             12/31/96        12338.59                                             13,255
              1/31/97        12339.88                                             13,280
              2/28/97        12440.88                                             13,402
              3/31/97         12331.3                                             13,223
              4/30/97        12449.29                                             13,334
              5/31/97        12604.67                                             13,534
              6/30/97        12704.02                                             13,679
              7/31/97         13110.4                                             14,057
              8/31/97        12969.41                                             13,926
              9/30/97        13116.94                                             14,091
             10/31/97        13203.18                                             14,182
             11/30/97        13282.43                                             14,265
             12/31/97        13499.75                                             14,473
              1/31/98        13612.34                                             14,622
              2/28/98        13630.65                                             14,627
              3/31/98        13663.88                                             14,640
              4/30/98        13565.98                                             14,574
              5/31/98        13766.03                                             14,804
              6/30/98        13806.16                                             14,863
              7/31/98        13819.97                                             14,900
              8/31/98        14027.61                                             15,130
              9/30/98        14191.41                                             15,319
             10/31/98        14115.19                                             15,318
             11/30/98        14131.12                                             15,372
             12/31/98        14154.54                                             15,411
              1/31/99         14284.1                                             15,594
              2/28/99        14183.94                                             15,526
              3/31/99        14177.65                                             15,547
              4/30/99        14203.72                                             15,586
              5/31/99        14115.09                                             15,496
              6/30/99        13903.86                                             15,273
              7/31/99        13902.19                                             15,329
              8/31/99        13668.76                                             15,206
              9/30/99        13575.16                                             15,212
             10/31/99        13296.28                                             15,047
             11/30/99        13428.88                                             15,207
             12/31/99        13213.99                                             15,094
              1/31/00        13031.98                                             15,028
              2/29/00           13242                                             15,203
              3/31/00        13576.21                                             15,535
              4/30/00        13444.06                                             15,443
              5/31/00        13330.91                                             15,363
              6/30/00        13713.17                                             15,770
              7/31/00        13989.26                                             15,989
              8/31/00        14233.73                                             16,236
              9/30/00        14109.43                                             16,151
             10/31/00         14248.6                                             16,328
             11/30/00        14316.94                                             16,451
             12/31/00        14832.27                                             16,858
              1/31/01        14861.91                                             17,025
              2/28/01        15001.22                                             17,079
              3/31/01        15123.15                                             17,232
              4/30/01        14898.46                                             17,045
              5/31/01        15066.05                                             17,228
              6/30/01        15252.01                                             17,344
              7/31/01        15510.83                                             17,601
              8/31/01        15811.74                                             17,891
              9/30/01         15470.5                                             17,830
             10/31/01        15608.41                                             18,033
             11/30/01        15521.11                                             17,891
             12/31/01        15363.63                                             17,722
              1/31/02        15594.29                                             18,029
              2/28/02        15845.04                                             18,246
              3/31/02        15514.86                                             17,889
              4/30/02        15767.21                                             18,238
              5/31/02        15885.28                                             18,349
              6/30/02           15979                                             18,543
              7/31/02         16198.3                                             18,782

* Source: TowersData, Bethesda, MD. Investment operations commenced on 1/8/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/13/94 at net asset value would have grown to $16,373 on 7/31/02; $15,593, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.


FUND INFORMATION
AS OF JULY 31, 2002

PERFORMANCE(6)                                                                   CLASS A    CLASS B
---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
---------------------------------------------------------------------------------------------------
One Year                                                                          5.16%      4.43%
Five Years                                                                        5.10       4.32
Ten Years                                                                         N.A.       4.94
Life of Fund+                                                                     6.12       5.96

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
---------------------------------------------------------------------------------------------------
One Year                                                                          0.12%     -0.56%
Five Years                                                                        4.07       3.99
Ten Years                                                                         N.A.       4.94
Life of Fund+                                                                     5.50       5.96

+Inception date: Class A: 4/13/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 42.51% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.57% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2002 was designated as an exempt-interest dividend.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND AS OF JULY 31, 2002

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Pennsylvania has experienced an economic slowdown, in keeping with the rest of the nation in 2002. The unemployment rate was 5.5% as of June 2002, an increase from 4.9% in June 2001. Not surprisingly, with demand for industrial products slowing on a national level in the past year, the state's heavily industrialized economy has been negatively affected.

- Representing 18.1% of the Portfolio's net assets, insured general obligations
  (GOs)* were the Portfolio's largest sector representation as of July 31. Most of the GOs held by the Portfolio were issued to finance school districts in Pennsylvania. GOs are usually given a high credit rating because they are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction.

- With a renewed focus on diversification in light of shifting market conditions, management sought to keep the Portfolio well-diversified among industries, coupon rates, and maturities.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

RATING DISTRIBUTION+

[CHART]

AAA                          51.1%
A                            11.2%
BBB                          15.0%
BB                            1.9%
Non-Rated                    20.8%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the year ended July 31, 2002, the Fund's Class A and Class B shares had total returns of 5.66% and 4.83%, respectively.(1) For Class A, this return resulted from a net asset value (NAV) per share of $9.87 on July 31, 2002, unchanged from July 31, 2001, and the reinvestment of $0.544 per share in tax-free income.(2) For Class B, this return resulted from an NAV of $10.21, unchanged from July 31, 2001, and the reinvestment of $0.482 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002, the distribution rates were 5.59% for Class A and 4.85% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.37% and 8.13%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2002 were 4.89% and 4.38%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.19% and 7.34%, respectively.(4)

[CHART]

                     PENNSYLVANIA MUNICIPALS FUND- CLASS B
                               Inception: 1/8/91

                          FUND          FUND                           LEHMAN BROTHER
                        VALUE AT     VALUE WITH                        MUNICIPAL BOND
           DATE           NAV       SALES CHARGE                           INDEX
         7/31/1992       10,000         N/A                               10,000
         8/31/1992        9,806                                            9,903
         9/30/1992        9,824                                            9,967
        10/31/1992        9,549                                            9,869
        11/30/1992        9,897                                           10,046
        12/31/1992       10,009                                           10,149
         1/31/1993       10,126                                           10,267
         2/28/1993       10,529                                           10,638
         3/31/1993       10,393                                           10,526
         4/30/1993       10,511                                           10,632
         5/31/1993       10,555                                           10,691
         6/30/1993       10,709                                           10,870
         7/31/1993       10,701                                           10,884
         8/31/1993       10,940                                           11,111
         9/30/1993       11,077                                           11,238
        10/31/1993       11,087                                           11,259
        11/30/1993       10,990                                           11,160
        12/31/1993       11,256                                           11,395
         1/31/1994       11,380                                           11,526
         2/28/1994       11,046                                           11,227
         3/31/1994       10,445                                           10,770
         4/30/1994       10,484                                           10,861
         5/31/1994       10,565                                           10,955
         6/30/1994       10,480                                           10,888
         7/31/1994       10,652                                           11,088
         8/31/1994       10,672                                           11,126
         9/30/1994       10,505                                           10,963
        10/31/1994       10,255                                           10,768
        11/30/1994        9,906                                           10,574
        12/31/1994       10,171                                           10,806
         1/31/1995       10,503                                           11,115
         2/28/1995       10,834                                           11,439
         3/31/1995       10,961                                           11,570
         4/30/1995       10,946                                           11,584
         5/31/1995       11,288                                           11,953
         6/30/1995       11,141                                           11,849
         7/31/1995       11,210                                           11,961
         8/31/1995       11,309                                           12,113
         9/30/1995       11,400                                           12,189
        10/31/1995       11,590                                           12,366
        11/30/1995       11,801                                           12,572
        12/31/1995       11,925                                           12,693
         1/31/1996       12,007                                           12,788
         2/29/1996       11,909                                           12,702
         3/31/1996       11,732                                           12,540
         4/30/1996       11,713                                           12,504
         5/31/1996       11,703                                           12,499
         6/30/1996       11,778                                           12,636
         7/31/1996       11,891                                           12,750
         8/31/1996       11,906                                           12,747
         9/30/1996       12,071                                           12,925
        10/31/1996       12,152                                           13,071
        11/30/1996       12,330                                           13,311
        12/31/1996       12,322                                           13,255
         1/31/1997       12,336                                           13,280
         2/28/1997       12,449                                           13,402
         3/31/1997       12,306                                           13,223
         4/30/1997       12,413                                           13,334
         5/31/1997       12,592                                           13,534
         6/30/1997       12,728                                           13,679
         7/31/1997       13,040                                           14,057
         8/31/1997       12,949                                           13,926
         9/30/1997       13,086                                           14,091
        10/31/1997       13,150                                           14,182
        11/30/1997       13,219                                           14,265
        12/31/1997       13,414                                           14,473
         1/31/1998       13,516                                           14,622
         2/28/1998       13,549                                           14,627
         3/31/1998       13,584                                           14,640
         4/30/1998       13,501                                           14,574
         5/31/1998       13,678                                           14,804
         6/30/1998       13,695                                           14,863
         7/31/1998       13,461                                           14,900
         8/31/1998       13,633                                           15,130
         9/30/1998       13,710                                           15,319
        10/31/1998       13,661                                           15,318
        11/30/1998       13,691                                           15,372
        12/31/1998       13,703                                           15,411
         1/31/1999       13,822                                           15,594
         2/28/1999       13,774                                           15,526
         3/31/1999       13,781                                           15,547
         4/30/1999       13,821                                           15,586
         5/31/1999       13,759                                           15,496
         6/30/1999       13,561                                           15,273
         7/31/1999       13,546                                           15,329
         8/31/1999       13,379                                           15,206
         9/30/1999       13,312                                           15,212
        10/31/1999       13,112                                           15,047
        11/30/1999       13,179                                           15,207
        12/31/1999       13,004                                           15,094
         1/31/2000       12,863                                           15,028
         2/29/2000       13,034                                           15,203
         3/31/2000       13,261                                           15,535
         4/30/2000       13,156                                           15,443
         5/31/2000       13,015                                           15,363
         6/30/2000       13,345                                           15,770
         7/31/2000       13,526                                           15,989
         8/31/2000       13,757                                           16,236
         9/30/2000       13,646                                           16,151
        10/31/2000       13,786                                           16,328
        11/30/2000       13,868                                           16,451
        12/31/2000       14,274                                           16,858
         1/31/2001       14,318                                           17,025
         2/28/2001       14,402                                           17,079
         3/31/2001       14,510                                           17,232
         4/30/2001       14,284                                           17,045
         5/31/2001       14,453                                           17,228
         6/30/2001       14,553                                           17,344
         7/31/2001       14,771                                           17,601
         8/31/2001       15,074                                           17,891
         9/30/2001       15,022                                           17,830
        10/31/2001       15,146                                           18,033
        11/30/2001       15,059                                           17,891
        12/31/2001       14,945                                           17,722
         1/31/2002       15,001                                           18,029
         2/28/2002       15,150                                           18,246
         3/31/2002       14,952                                           17,889
         4/30/2002       15,147                                           18,238
         5/31/2002       15,239                                           18,349
         6/30/2002       15,351                                           18,543
         7/31/2002       15,484                                           18,782

- Source: TowersData, Bethesda, MD. Investment operations commenced on 1/8/91. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 6/1/94 at net asset value would have grown to $15,665 on 7/31/02; $14,919, including the 4.75% maximum sales charge. Past performance does not predict future performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

FUND INFORMATION
AS OF JULY 31, 2002

PERFORMANCE(6)                                                                   CLASS A   CLASS B
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                                          5.66%     4.83%
Five Years                                                                        4.32      3.50
Ten Years                                                                         N.A.      4.47
Life of Fund+                                                                     5.65      5.57

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                                          0.66%    -0.17%
Five Years                                                                        3.30      3.17
Ten Years                                                                         N.A.      4.47
Life of Fund+                                                                     5.02      5.57

+Inception date: Class A: 6/1/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 40.32% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSCbased on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.50% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2002 was designated as an exempt-interest dividend.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002

                                ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
--------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $67,477,652    $35,250,307     $143,233,574     $70,564,358
   Unrealized appreciation        3,130,908      1,252,178        7,903,185       6,117,914
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $70,608,560    $36,502,485     $151,136,759     $76,682,272
--------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    61,191    $   151,002     $    135,139     $    75,454
--------------------------------------------------------------------------------------------
TOTAL ASSETS                    $70,669,751    $36,653,487     $151,271,898     $76,757,726
--------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    11,948    $    62,785     $    101,332     $   142,404
Dividends payable                   145,727         68,982          315,486         143,731
Payable to affiliate for
   Trustees' fees                        40             --               --              80
Payable to affiliate for
   service fees                      11,886          5,842           25,343          12,977
Accrued expenses                     41,002         21,585           44,162          43,575
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   210,603    $   159,194     $    486,323     $   342,767
--------------------------------------------------------------------------------------------
NET ASSETS                      $70,459,148    $36,494,293     $150,785,575     $76,414,959
--------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------
Paid-in capital                 $68,852,354    $36,195,280     $146,455,042     $71,898,823
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (1,614,769)      (907,659)      (3,573,264)     (1,645,966)
Accumulated undistributed
   (distributions in excess
   of) net
   investment income                 90,655        (45,506)             612          44,188
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          3,130,908      1,252,178        7,903,185       6,117,914
--------------------------------------------------------------------------------------------
TOTAL                           $70,459,148    $36,494,293     $150,785,575     $76,414,959
--------------------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $ 7,342,433    $ 6,378,654     $ 22,436,425     $ 3,308,101
SHARES OUTSTANDING                  754,253        659,240        2,087,250         344,834
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.73    $      9.68     $      10.75     $      9.59
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $     10.22    $     10.16     $      11.29     $     10.07
--------------------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $63,116,715    $30,115,639     $128,349,150     $73,106,858
SHARES OUTSTANDING                5,830,185      2,858,251       11,996,340       6,824,584
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.83    $     10.54     $      10.70     $     10.71
--------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002

                                MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
----------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost               $50,048,783     $255,775,252      $223,781,669
   Unrealized appreciation         1,558,500       11,990,700         3,397,033
----------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                      $51,607,283     $267,765,952      $227,178,702
----------------------------------------------------------------------------------
Receivable for Fund shares
   sold                          $    21,440     $    548,493      $    280,440
----------------------------------------------------------------------------------
TOTAL ASSETS                     $51,628,723     $268,314,445      $227,459,142
----------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $    12,875     $    211,348      $     79,577
Dividends payable                    100,670          580,551           482,601
Payable to affiliate for
   Trustees' fees                         68               --                22
Payable to affiliate for
   service fees                        8,467           45,098            38,386
Accrued expenses                      26,498           72,097            97,556
----------------------------------------------------------------------------------
TOTAL LIABILITIES                $   148,578     $    909,094      $    698,142
----------------------------------------------------------------------------------
NET ASSETS                       $51,480,145     $267,405,351      $226,761,000
----------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------
Paid-in capital                  $53,255,979     $259,470,982      $235,818,987
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                          (3,457,367)      (4,936,220)      (12,939,300)
Accumulated undistributed net
   investment income                 123,033          879,889           484,280
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                           1,558,500       11,990,700         3,397,033
----------------------------------------------------------------------------------
TOTAL                            $51,480,145     $267,405,351      $226,761,000
----------------------------------------------------------------------------------

Class A Shares
----------------------------------------------------------------------------------
NET ASSETS                       $ 7,370,010     $ 27,736,206      $ 14,896,371
SHARES OUTSTANDING                   791,435        2,686,623         1,508,824
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      9.31     $      10.32      $       9.87
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                     $      9.77     $      10.83      $      10.36
----------------------------------------------------------------------------------

Class B Shares
----------------------------------------------------------------------------------
NET ASSETS                       $44,110,135     $239,669,145      $211,864,629
SHARES OUTSTANDING                 4,399,676       22,237,463        20,741,784
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $     10.03     $      10.78      $      10.21
----------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2002

                                ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
--------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $4,054,295    $1,742,195       $8,050,740      $4,630,070
Expenses allocated from
   Portfolio                       (308,768)     (117,168)        (689,293)       (357,762)
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $3,745,527    $1,625,027       $7,361,447      $4,272,308
--------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------
Trustees fees and expenses       $    2,052    $      133       $    2,668      $    2,073
Distribution and service fees
   Class A                           11,248         7,218           36,285           7,854
   Class B                          604,494       250,307        1,200,397         710,072
Legal and accounting services        15,206        14,486           17,165          15,957
Printing and postage                 11,617         3,571           12,775          14,454
Custodian fee                        10,229         7,139           19,896          11,272
Transfer and dividend
   disbursing agent fees             43,265        22,676          104,796          58,067
Registration fees                     6,787         3,653            4,600           2,596
Miscellaneous                         6,134         5,492            9,022           6,271
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                   $  711,032    $  314,675       $1,407,604      $  828,616
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME            $3,034,495    $1,310,352       $5,953,843      $3,443,692
--------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
--------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $   81,521    $  150,491       $  193,367      $   47,504
   Financial futures contracts     (195,568)      (59,935)        (129,183)       (358,620)
--------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)         $ (114,047)   $   90,556       $   64,184      $ (311,116)
--------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $  459,403    $  104,014       $  362,119      $  648,476
   Financial futures contracts      (82,465)     (154,069)        (332,924)       (248,385)
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $  376,938    $  (50,055)      $   29,195      $  400,091
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                          $  262,891    $   40,501       $   93,379      $   88,975
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $3,297,386    $1,350,853       $6,047,222      $3,532,667
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2002

                                MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
----------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------
Interest allocated from
   Portfolio                      $3,033,197      $16,356,447       $15,051,307
Expenses allocated from
   Portfolio                        (193,760)      (1,362,201)       (1,198,833)
----------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $2,839,437      $14,994,246       $13,852,474
----------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------
Trustees fees and expenses        $      202      $     2,669       $     4,046
Distribution and service fees
   Class A                            11,433           44,035            26,133
   Class B                           412,467        2,255,484         2,043,108
Legal and accounting services         10,722           16,779            16,492
Printing and postage                   4,256           31,059            33,055
Custodian fee                          8,580           27,643            46,311
Transfer and dividend
   disbursing agent fees              37,538          196,030           168,518
Registration fees                      7,226               --             6,608
Miscellaneous                          5,875            9,447            12,431
----------------------------------------------------------------------------------
TOTAL EXPENSES                    $  498,299      $ 2,583,146       $ 2,356,702
----------------------------------------------------------------------------------

NET INVESTMENT INCOME             $2,341,138      $12,411,100       $11,495,772
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
----------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $  528,499      $ 2,699,218       $(2,166,447)
   Financial futures contracts      (251,821)      (1,527,623)         (435,931)
   Interest rate swap
      contracts                      (51,525)        (400,615)               --
----------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)          $  225,153      $   770,980       $(2,602,378)
----------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                 $ (690,963)     $(2,001,806)      $ 2,323,168
   Financial futures contracts      (129,156)         115,613          (241,904)
   Interest rate swap
      contracts                      (31,531)         101,199                --
----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $ (851,650)     $(1,784,994)      $ 2,081,264
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                           $ (626,497)     $(1,014,014)      $  (521,114)
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                $1,714,641      $11,397,086       $10,974,658
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  3,034,495   $ 1,310,352     $  5,953,843     $ 3,443,692
   Net realized gain (loss)            (114,047)       90,556           64,184        (311,116)
   Net change in unrealized
      appreciation (depreciation)       376,938       (50,055)          29,195         400,091
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $  3,297,386   $ 1,350,853     $  6,047,222     $ 3,532,667
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $   (280,952)  $  (181,035)    $   (869,699)    $  (196,632)
      Class B                        (2,715,567)   (1,131,965)      (5,139,165)     (3,164,707)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $ (2,996,519)  $(1,313,000)    $ (6,008,864)    $(3,361,339)
-----------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $  2,993,003   $ 4,488,189     $ 11,699,658     $ 2,921,059
      Class B                         5,852,955     7,303,728       11,980,704       3,244,996
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                            68,530       103,991          411,407          84,682
      Class B                           966,138       556,768        2,406,826       1,489,830
   Cost of shares redeemed
      Class A                        (1,185,905)     (970,858)      (2,460,292)     (2,536,923)
      Class B                       (10,325,708)   (5,480,932)     (12,346,385)     (9,755,079)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $ (1,630,987)  $ 6,000,886     $ 11,691,918     $(4,551,435)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $ (1,330,120)  $ 6,038,739     $ 11,730,276     $(4,380,107)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year               $ 71,789,268   $30,455,554     $139,055,299     $80,795,066
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 70,459,148   $36,494,293     $150,785,575     $76,414,959
-----------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $     90,655   $   (45,506)    $        612     $    44,188
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
-------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 2,341,138     $ 12,411,100      $ 11,495,772
   Net realized gain (loss)             225,153          770,980        (2,602,378)
   Net change in unrealized
      appreciation (depreciation)      (851,650)      (1,784,994)        2,081,264
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $ 1,714,641     $ 11,397,086      $ 10,974,658
-------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $  (298,242)    $ (1,151,556)     $   (720,204)
      Class B                        (1,942,263)     (10,565,371)      (10,208,399)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(2,240,505)    $(11,716,927)     $(10,928,603)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $ 3,171,001     $ 10,269,699      $  5,404,026
      Class B                         4,300,055       20,164,591        14,755,816
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                           136,864          369,429           379,549
      Class B                         1,039,780        4,929,684         4,101,952
   Cost of shares redeemed
      Class A                        (1,235,498)      (2,148,967)       (2,300,272)
      Class B                        (4,589,491)     (23,516,140)      (25,105,534)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS               $ 2,822,711     $ 10,068,296      $ (2,764,463)
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $ 2,296,847     $  9,748,455      $ (2,718,408)
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of year                $49,183,298     $257,656,896      $229,479,408
-------------------------------------------------------------------------------------
AT END OF YEAR                      $51,480,145     $267,405,351      $226,761,000
-------------------------------------------------------------------------------------

Accumulated undistributed
net investment income included in net assets
-------------------------------------------------------------------------------------
AT END OF YEAR                      $   123,033     $    879,889      $    484,280
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 3,357,699    $ 1,347,306     $  5,758,385    $  3,671,651
   Net realized gain (loss)           (537,074)      (230,749)         524,962         327,238
   Net change in unrealized
      appreciation (depreciation)    1,923,334      1,975,751        7,149,005       4,371,265
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 4,743,959    $ 3,092,308     $ 13,432,352    $  8,370,154
-----------------------------------------------------------------------------------------------
Distributions to shareholders --*
   From net investment income
      Class A                      $  (226,643)   $  (129,823)    $   (497,038)   $   (142,916)
      Class B                       (2,946,111)    (1,271,094)      (5,100,993)     (3,475,154)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(3,172,754)   $(1,400,917)    $ (5,598,031)   $ (3,618,070)
-----------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 2,427,535    $ 1,253,069     $  4,866,756    $    278,221
      Class B                        5,156,212      2,034,839        8,092,025       2,437,220
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          100,213         56,742          202,754          45,439
      Class B                        1,064,132        640,744        2,347,127       1,566,826
   Cost of shares redeemed
      Class A                       (2,293,664)      (745,180)      (1,763,422)       (346,180)
      Class B                       (9,678,226)    (4,947,762)     (15,352,731)    (13,218,799)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $(3,223,798)   $(1,707,548)    $ (1,607,491)   $ (9,237,273)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $(1,652,593)   $   (16,157)    $  6,226,830    $ (4,485,189)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year               $73,441,861    $30,471,711     $132,828,469    $ 85,280,255
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $71,789,268    $30,455,554     $139,055,299    $ 80,795,066
-----------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $    57,673    $   (38,096)    $     70,215    $    (27,803)
-----------------------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND
-------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 2,253,746     $ 11,881,850      $ 11,462,327
   Net realized gain (loss)              13,443          330,960        (1,179,313)
   Net change in unrealized
      appreciation (depreciation)     1,737,248       13,925,140        10,219,855
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $ 4,004,437     $ 26,137,950      $ 20,502,869
-------------------------------------------------------------------------------------
Distributions to shareholders --*
   From net investment income
      Class A                       $  (279,064)    $   (872,242)     $   (571,213)
      Class B                        (1,939,458)     (10,564,851)      (10,505,036)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(2,218,522)    $(11,437,093)     $(11,076,249)
-------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $ 1,686,136     $  5,804,242      $  2,895,289
      Class B                         2,892,871       16,649,467        11,638,472
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                           104,716          312,450           322,823
      Class B                         1,021,587        4,943,330         4,244,401
   Cost of shares redeemed
      Class A                        (1,701,520)      (2,542,458)       (1,513,858)
      Class B                        (5,345,727)     (30,131,416)      (34,615,962)
-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $(1,341,937)    $ (4,964,385)     $(17,028,835)
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $   443,978     $  9,736,472      $ (7,602,215)
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of year                $48,739,320     $247,920,424      $237,081,623
-------------------------------------------------------------------------------------
AT END OF YEAR                      $49,183,298     $257,656,896      $229,479,408
-------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------
AT END OF YEAR                      $    30,976     $    219,051      $    (64,363)
-------------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             ARIZONA FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.680            $ 9.480        $ 9.850        $10.200        $10.090
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.485            $ 0.529        $ 0.495        $ 0.504        $ 0.499
Net realized and unrealized
   gain (loss)                           0.045              0.163         (0.363)        (0.348)         0.126
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.530            $ 0.692        $ 0.132        $ 0.156        $ 0.625
----------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.480)           $(0.492)       $(0.502)       $(0.506)       $(0.515)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.480)           $(0.492)       $(0.502)       $(0.506)       $(0.515)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.730            $ 9.680        $ 9.480        $ 9.850        $10.200
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           5.67%              7.46%          1.56%          1.48%          6.34%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 7,342            $ 5,413        $ 5,064        $ 5,409        $ 3,498
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.78%              0.84%          0.89%          0.77%          0.78%
   Expenses after custodian
      fee reduction(4)                    0.78%              0.82%          0.88%          0.76%          0.76%
   Net investment income                  5.05%              5.50%          5.30%          4.90%          4.88%
Portfolio Turnover of the
   Portfolio                                27%                26%            25%            38%            23%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             ARIZONA FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.770            $10.540        $10.950        $11.340        $11.220
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.461            $ 0.494        $ 0.476        $ 0.472        $ 0.476
Net realized and unrealized
   gain (loss)                           0.054              0.203         (0.409)        (0.381)         0.134
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.515            $ 0.697        $ 0.067        $ 0.091        $ 0.610
----------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.455)           $(0.467)       $(0.477)       $(0.481)       $(0.490)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.455)           $(0.467)       $(0.477)       $(0.481)       $(0.490)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.830            $10.770        $10.540        $10.950        $11.340
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.92%              6.73%          0.81%          0.74%          5.54%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $63,117            $66,376        $68,378        $88,682        $99,293
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.53%              1.59%          1.63%          1.56%          1.57%
   Expenses after custodian
      fee reduction(4)                    1.53%              1.57%          1.62%          1.55%          1.55%
   Net investment income                  4.32%              4.62%          4.58%          4.16%          4.22%
Portfolio Turnover of the
   Portfolio                                27%                26%            25%            38%            23%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       COLORADO FUND -- CLASS A
                                  ------------------------------------------------------------------
                                                         YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------
                                      2002(1)(2)          2001        2000        1999        1998
----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.680          $ 9.160     $ 9.570     $ 9.950     $ 9.920
----------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------
Net investment income                  $ 0.481          $ 0.479     $ 0.495     $ 0.507     $ 0.507
Net realized and unrealized
   gain (loss)                          (0.001)(3)        0.535      (0.402)     (0.374)      0.038
----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.480          $ 1.014     $ 0.093     $ 0.133     $ 0.545
----------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------
From net investment income             $(0.480)         $(0.494)    $(0.503)    $(0.513)    $(0.515)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.480)         $(0.494)    $(0.503)    $(0.513)    $(0.515)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.680          $ 9.680     $ 9.160     $ 9.570     $ 9.950
----------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           5.13%           11.35%       1.18%       1.27%       5.62%
----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 6,379          $ 2,726     $ 2,026     $ 2,021     $ 2,172
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            0.80%            0.86%       0.78%       0.63%       0.74%
   Expenses after custodian
      fee reduction(5)                    0.78%            0.82%       0.75%       0.59%       0.71%
   Net investment income                  5.01%            5.06%       5.48%       5.09%       5.14%
Portfolio Turnover of the
   Portfolio                                18%              18%         14%         33%         18%
----------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       COLORADO FUND -- CLASS B
                                  ------------------------------------------------------------------
                                                         YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------
                                      2002(1)(2)          2001        2000        1999        1998
----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.540          $ 9.970     $10.410     $10.820     $10.800
----------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------
Net investment income                  $ 0.447          $ 0.444     $ 0.468     $ 0.467     $ 0.478
Net realized and unrealized
   gain (loss)                           0.001            0.588      (0.440)     (0.401)      0.025
----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.448          $ 1.032     $ 0.028     $ 0.066     $ 0.503
----------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------
From net investment income             $(0.448)         $(0.462)    $(0.468)    $(0.476)    $(0.483)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.448)         $(0.462)    $(0.468)    $(0.476)    $(0.483)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.540          $10.540     $ 9.970     $10.410     $10.820
----------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.37%           10.58%       0.45%       0.54%       4.74%
----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $30,116          $27,730     $28,446     $35,703     $37,535
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.55%            1.62%       1.52%       1.46%       1.51%
   Expenses after custodian
      fee reduction(4)                    1.53%            1.58%       1.49%       1.42%       1.48%
   Net investment income                  4.28%            4.33%       4.75%       4.32%       4.40%
Portfolio Turnover of the
   Portfolio                                18%              18%         14%         33%         18%
----------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CONNECTICUT FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                                            YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000        1999        1998(2)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.750            $10.140      $10.460     $10.710       $10.640
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.508            $ 0.518      $ 0.521     $ 0.539       $ 0.529
Net realized and unrealized
   gain (loss)                           0.007              0.601       (0.323)     (0.258)        0.091
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.515            $ 1.119      $ 0.198     $ 0.281       $ 0.620
----------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------
From net investment income             $(0.515)           $(0.509)     $(0.518)    $(0.531)      $(0.550)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.515)           $(0.509)     $(0.518)    $(0.531)      $(0.550)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.750            $10.750      $10.140     $10.460       $10.710
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.92%             11.30%        2.09%       2.60%         5.97%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $22,436            $12,752      $ 8,851     $ 9,222       $ 5,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.82%              0.86%        0.82%       0.75%         0.76%
   Expenses after custodian
      fee reduction(4)                    0.80%              0.83%        0.80%       0.73%         0.75%
   Net investment income                  4.76%              4.95%        5.23%       4.89%         4.93%
Portfolio Turnover of the
   Portfolio                                22%                14%          20%         18%            7%
----------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CONNECTICUT FUND -- CLASS B
                                  --------------------------------------------------------------------------
                                                             YEAR ENDED JULY 31,
                                  --------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000         1999         1998(2)
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 10.700          $ 10.090      $ 10.400     $ 10.640      $ 10.570
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                  $  0.429          $  0.440      $  0.439     $  0.440      $  0.438
Net realized and unrealized
   gain (loss)                            0.004             0.598        (0.321)      (0.243)        0.080
------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $  0.433          $  1.038      $  0.118     $  0.197      $  0.518
------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------
From net investment income             $ (0.433)         $ (0.428)     $ (0.428)    $ (0.437)     $ (0.448)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $ (0.433)         $ (0.428)     $ (0.428)    $ (0.437)     $ (0.448)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 10.700          $ 10.700      $ 10.090     $ 10.400      $ 10.640
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                            4.13%            10.48%         1.31%        1.84%         4.99%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $128,349          $126,304      $123,978     $149,024      $159,125
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.57%             1.60%         1.60%        1.56%         1.59%
   Expenses after custodian
      fee reduction(4)                     1.55%             1.57%         1.58%        1.54%         1.58%
   Net investment income                   4.03%             4.24%         4.46%        4.11%         4.14%
Portfolio Turnover of the
   Portfolio                                 22%               14%           20%          18%            7%
------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             MICHIGAN FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.570            $ 9.040        $ 9.430        $ 9.820        $ 9.750
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.486            $ 0.479        $ 0.480        $ 0.471        $ 0.474
Net realized and unrealized
   gain (loss)                           0.010              0.526         (0.356)        (0.385)         0.092
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.496            $ 1.005        $ 0.124        $ 0.086        $ 0.566
----------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.476)           $(0.475)       $(0.471)       $(0.461)       $(0.496)
From net realized gain                      --                 --         (0.043)        (0.015)            --
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.476)           $(0.475)       $(0.514)       $(0.476)       $(0.496)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.590            $ 9.570        $ 9.040        $ 9.430        $ 9.820
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           5.34%             11.37%          1.55%          0.81%          5.95%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 3,308            $ 2,838        $ 2,701        $ 1,737        $ 1,526
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.80%              0.86%          0.81%          0.80%          0.83%
   Expenses after custodian
      fee reduction(4)                    0.80%              0.85%          0.81%          0.79%          0.81%
   Net investment income                  5.11%              5.12%          5.40%          4.81%          4.85%
Portfolio Turnover of the
   Portfolio                                 7%                 8%            30%            31%            26%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             MICHIGAN FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.690            $10.090        $10.520       $ 10.950       $ 10.870
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.461            $ 0.457        $ 0.459       $  0.440       $  0.448
Net realized and unrealized
   gain (loss)                           0.009              0.592         (0.401)        (0.420)         0.097
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.470            $ 1.049        $ 0.058       $  0.020       $  0.545
----------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.450)           $(0.449)       $(0.445)      $ (0.435)      $ (0.465)
From net realized gain                      --                 --         (0.043)        (0.015)            --
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.450)           $(0.449)       $(0.488)      $ (0.450)      $ (0.465)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.710            $10.690        $10.090       $ 10.520       $ 10.950
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.50%             10.59%          0.75%          0.11%          5.11%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $73,107            $77,957        $82,580       $107,357       $128,216
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.55%              1.60%          1.60%          1.58%          1.59%
   Expenses after custodian
      fee reduction(4)                    1.55%              1.59%          1.60%          1.57%          1.57%
   Net investment income                  4.34%              4.38%          4.61%          4.03%          4.12%
Portfolio Turnover of the
   Portfolio                                 7%                 8%            30%            31%            26%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         MINNESOTA FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                                            YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------
                                      2002(1)(2)          2001        2000        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.410          $ 9.070     $ 9.460       $ 9.820        $ 9.770
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.504          $ 0.488     $ 0.491       $ 0.490        $ 0.492
Net realized and unrealized
   gain (loss)                          (0.118)           0.336      (0.395)       (0.351)         0.073
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.386          $ 0.824     $ 0.096       $ 0.139        $ 0.565
----------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------
From net investment income             $(0.486)         $(0.484)    $(0.486)      $(0.499)       $(0.515)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.486)         $(0.484)    $(0.486)      $(0.499)       $(0.515)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.310          $ 9.410     $ 9.070       $ 9.460        $ 9.820
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.22%            9.29%       1.21%         1.34%          5.94%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 7,370          $ 5,364     $ 5,079       $ 4,822        $ 3,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.77%            0.87%       0.79%         0.73%          0.73%
   Expenses after custodian
      fee reduction(4)                    0.75%            0.82%       0.77%         0.71%          0.71%
   Net investment income                  5.41%            5.26%       5.48%         4.97%          5.03%
Portfolio Turnover of the
   Portfolio                                26%              17%         12%           19%            23%
----------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         MINNESOTA FUND -- CLASS B
                                  ------------------------------------------------------------------------
                                                            YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------
                                      2002(1)(2)          2001        2000        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.130          $ 9.770     $10.170       $10.540        $10.490
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.470          $ 0.451     $ 0.453       $ 0.446        $ 0.439
Net realized and unrealized
   gain (loss)                          (0.121)           0.352      (0.418)       (0.369)         0.073
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.349          $ 0.803     $ 0.035       $ 0.077        $ 0.512
----------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------
From net investment income             $(0.449)         $(0.443)    $(0.435)      $(0.447)       $(0.462)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.449)         $(0.443)    $(0.435)      $(0.447)       $(0.462)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.030          $10.130     $ 9.770       $10.170        $10.540
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.52%            8.36%       0.52%         0.65%          4.99%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $44,110          $43,819     $43,660       $55,355        $62,899
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.52%            1.62%       1.55%         1.55%          1.58%
   Expenses after custodian
      fee reduction(4)                    1.50%            1.57%       1.53%         1.53%          1.56%
   Net investment income                  4.68%            4.52%       4.74%         4.21%          4.19%
Portfolio Turnover of the
   Portfolio                                26%              17%         12%           19%            23%
----------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            NEW JERSEY FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.340            $ 9.760        $10.190        $10.590        $10.530
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.558            $ 0.542        $ 0.543        $ 0.548        $ 0.558
Net realized and unrealized
   gain (loss)                          (0.043)             0.572         (0.430)        (0.394)         0.082
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.515            $ 1.114        $ 0.113        $ 0.154        $ 0.640
----------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.535)           $(0.534)       $(0.543)       $(0.554)       $(0.580)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.535)           $(0.534)       $(0.543)       $(0.554)       $(0.580)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.320            $10.340        $ 9.760        $10.190        $10.590
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           5.16%             11.71%          1.34%          1.39%          6.24%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $27,736            $19,212        $14,690        $18,897        $11,570
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.83%              0.88%          0.83%          0.73%          0.77%
   Expenses after custodian
      fee reduction(4)                    0.83%              0.87%          0.83%          0.72%          0.75%
   Net investment income                  5.46%              5.39%          5.64%          5.14%          5.25%
Portfolio Turnover of the
   Portfolio                                26%                20%            26%            32%            14%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            NEW JERSEY FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED JULY 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 10.790          $ 10.180       $ 10.610       $ 11.020       $ 10.940
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $  0.504          $  0.494       $  0.489       $  0.481       $  0.491
Net realized and unrealized
   gain (loss)                           (0.039)            0.590         (0.443)        (0.409)         0.089
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $  0.465          $  1.084       $  0.046       $  0.072       $  0.580
----------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------
From net investment income             $ (0.475)         $ (0.474)      $ (0.476)      $ (0.482)      $ (0.500)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $ (0.475)         $ (0.474)      $ (0.476)      $ (0.482)      $ (0.500)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 10.780          $ 10.790       $ 10.180       $ 10.610       $ 11.020
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                            4.43%            10.88%          0.63%          0.59%          5.41%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $239,669          $238,445       $233,230       $289,219       $316,155
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.58%             1.63%          1.60%          1.57%          1.61%
   Expenses after custodian
      fee reduction(4)                     1.58%             1.62%          1.60%          1.56%          1.59%
   Net investment income                   4.72%             4.71%          4.88%          4.37%          4.48%
Portfolio Turnover of the
   Portfolio                                 26%               20%            26%            32%            14%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         PENNSYLVANIA FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                              YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.870            $ 9.480        $ 9.990        $10.400      $10.550
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.565            $ 0.548        $ 0.534        $ 0.546      $ 0.578
Net realized and unrealized
   gain (loss)                          (0.021)             0.381         (0.492)        (0.393)      (0.143)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.544            $ 0.929        $ 0.042        $ 0.153      $ 0.435
-------------------------------------------------------------------------------------------------------------

Less distributions*
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.544)           $(0.539)       $(0.552)       $(0.563)     $(0.585)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.544)           $(0.539)       $(0.552)       $(0.563)     $(0.585)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.870            $ 9.870        $ 9.480        $ 9.990      $10.400
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           5.66%             10.05%          0.58%          1.42%        4.17%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $14,896            $11,411        $ 9,302        $10,652      $ 8,552
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.87%              0.89%          0.90%          0.75%        0.74%
   Expenses after custodian
      fee reduction(4)                    0.85%              0.85%          0.90%          0.71%        0.70%
   Net investment income                  5.74%              5.65%          5.63%          5.29%        5.40%
Portfolio Turnover of the
   Portfolio                                15%                15%            18%            27%          13%
-------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          PENNSYLVANIA FUND -- CLASS B
                                  ----------------------------------------------------------------------------
                                                              YEAR ENDED JULY 31,
                                  ----------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 10.210          $  9.800       $ 10.310       $ 10.730      $ 10.900
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                  $  0.510          $  0.492       $  0.477       $  0.477      $  0.506
Net realized and unrealized
   gain (loss)                           (0.026)            0.392         (0.508)        (0.404)       (0.156)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $  0.484          $  0.884       $ (0.031)      $  0.073      $  0.350
--------------------------------------------------------------------------------------------------------------

Less distributions*
--------------------------------------------------------------------------------------------------------------
From net investment income             $ (0.484)         $ (0.474)      $ (0.479)      $ (0.493)     $ (0.520)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $ (0.484)         $ (0.474)      $ (0.479)      $ (0.493)     $ (0.520)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 10.210          $ 10.210       $  9.800       $ 10.310      $ 10.730
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                            4.83%             9.21%         (0.15)%         0.64%         3.23%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $211,865          $218,068       $227,779       $303,150      $349,593
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.62%             1.65%          1.66%          1.58%         1.59%
   Expenses after custodian
      fee reduction(4)                     1.60%             1.61%          1.66%          1.54%         1.55%
   Net investment income                   5.00%             4.90%          4.86%          4.47%         4.63%
Portfolio Turnover of the
   Portfolio                                 15%               15%            18%            27%           13%
--------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan
   Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund). The Funds offer two classes of shares:
   Class A and Class B. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio and the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at July 31, 2002 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective August 1, 2001, the Funds, through their investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to August 1, 2001, the Funds through their investment in the Portfolios, amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Funds' net assets, but resulted in the following reclassification of the components of net assets as of July 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN COST   DECREASE IN
                                               OF INVESTMENT    NET UNREALIZED
    FUND                                        IN PORTFOLIO     APPRECIATION
    --------------------------------------------------------------------------
    Arizona                                       $17,069          $(17,069)
    Colorado                                       12,633           (12,633)
    Connecticut                                    60,856           (60,856)
    Michigan                                       30,533           (30,533)
    Minnesota                                      43,072           (43,072)
    New Jersey                                    144,757          (144,757)
    Pennsylvania                                  138,526          (138,526)

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   The effect of this change for the year ended July 31, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and increase (decrease) net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    FUND                                          INCOME      GAIN (LOSS)    APPRECIATION
    --------------------------------------------------------------------------------------
    Arizona                                      $ 4,994        $(5,258)       $    264
    Colorado                                       4,763           (291)         (4,472)
    Connecticut                                   14,582         (2,335)        (12,247)
    Michigan                                      10,362         (1,148)         (9,214)
    Minnesota                                      8,576            270          (8,846)
    New Jersey                                    33,335         (4,894)        (28,441)
    Pennsylvania                                  18,525           (977)        (17,548)

   The statement of change in net assets and financial highlights for prior periods have not been restated to reflect these changes.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2002, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Arizona                                   $  536,449  July 31, 2010
                                                 589,819  July 31, 2009
                                                 177,375  July 31, 2008
                                                 431,585  July 31, 2004
    Colorado                                     146,689  July 31, 2010
                                                 145,382  July 31, 2009
                                                 668,429  July 31, 2004
    Connecticut                                  242,814  July 31, 2008
                                                  91,011  July 31, 2005
                                               3,296,913  July 31, 2004
    Michigan                                     226,944  July 31, 2010
                                               1,413,569  July 31, 2008

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Minnesota                                 $  214,916  July 31, 2010
                                                 128,212  July 31, 2009
                                                 340,808  July 31, 2008
                                                 329,867  July 31, 2005
                                               2,802,385  July 31, 2004
    New Jersey                                 1,190,382  July 31, 2009
                                                  23,676  July 31, 2005
                                               4,843,800  July 31, 2004
    Pennsylvania                               1,301,218  July 31, 2010
                                                 933,369  July 31, 2009
                                               1,809,455  July 31, 2005
                                               7,461,554  July 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at July 31, 2002, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund and Pennsylvania Fund had net capital losses of $88,926, $125,106, $377,907, $293,361, and $2,032,619, respectively, attributable to security transactions incurred after October 31, 2001. These are treated as arising on the first day of each Fund's next taxable year.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2003, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                     ARIZONA FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         311,944       251,792
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    7,158        10,429
    Redemptions                                  (123,863)     (237,616)
    --------------------------------------------------------------------
    NET INCREASE                                  195,239        24,605
    --------------------------------------------------------------------

                                                     ARIZONA FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         548,913       481,532
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   90,610        99,492
    Redemptions                                  (973,003)     (905,226)
    --------------------------------------------------------------------
    NET DECREASE                                 (333,480)     (324,202)
    --------------------------------------------------------------------

                                                    COLORADO FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         467,977       132,873
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   10,858         6,026
    Redemptions                                  (101,095)      (78,612)
    --------------------------------------------------------------------
    NET INCREASE                                  377,740        60,287
    --------------------------------------------------------------------

                                                    COLORADO FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         698,833       198,047
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   53,292        62,489
    Redemptions                                  (523,870)     (482,237)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       228,255      (221,701)
    --------------------------------------------------------------------

                                                   CONNECTICUT FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                       1,092,362       463,018
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   38,575        19,408
    Redemptions                                  (230,156)     (168,643)
    --------------------------------------------------------------------
    NET INCREASE                                  900,781       313,783
    --------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                   CONNECTICUT FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                       1,125,561       775,018
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  226,233       225,893
    Redemptions                                (1,160,655)   (1,479,567)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       191,139      (478,656)
    --------------------------------------------------------------------

                                                    MICHIGAN FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         307,766        29,602
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    8,903         4,853
    Redemptions                                  (268,405)      (36,579)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                        48,264        (2,124)
    --------------------------------------------------------------------

                                                    MICHIGAN FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         304,989       234,362
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  140,173       150,301
    Redemptions                                  (916,363)   (1,270,241)
    --------------------------------------------------------------------
    NET DECREASE                                 (471,201)     (885,578)
    --------------------------------------------------------------------

                                                    MINNESOTA FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         339,744       180,614
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   14,676        11,269
    Redemptions                                  (132,970)     (181,571)
    --------------------------------------------------------------------
    NET INCREASE                                  221,450        10,312
    --------------------------------------------------------------------

                                                    MINNESOTA FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         428,161       288,370
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  103,498       102,298
    Redemptions                                  (456,757)     (536,446)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                        74,902      (145,778)
    --------------------------------------------------------------------

                                                   NEW JERSEY FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                       1,004,326       573,483
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   36,180        31,111
    Redemptions                                  (211,555)     (252,428)
    --------------------------------------------------------------------
    NET INCREASE                                  828,951       352,166
    --------------------------------------------------------------------

                                                   NEW JERSEY FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                       1,886,849     1,578,631
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  461,843       471,779
    Redemptions                                (2,205,294)   (2,876,761)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       143,398      (826,351)
    --------------------------------------------------------------------

                                                  PENNSYLVANIA FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         548,535       297,538
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   38,523        33,254
    Redemptions                                  (234,435)     (155,432)
    --------------------------------------------------------------------
    NET INCREASE                                  352,623       175,360
    --------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                  PENNSYLVANIA FUND
                                              --------------------------
                                                 YEAR ENDED JULY 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                       1,446,114     1,158,652
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  402,393       423,304
    Redemptions                                (2,466,330)   (3,459,034)
    --------------------------------------------------------------------
    NET DECREASE                                 (617,823)   (1,877,078)
    --------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $5,551, $1,500, $11,600, $1,165, $3,126, $17,962 and
   $9,056 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively, for the year ended
   July 31, 2002.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's net assets. For the year ended July 31, 2002, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $477,232, $197,611, $947,682, $560,593, $325,631, $1,780,645
   and $1,612,980, respectively, to EVD, representing 0.75% of each Fund's
   Class B average daily net assets. At July 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $1,590,000, $1,252,000, $2,697,000, $876,000, $1,100,000, $3,477,000 and $3,696,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended
   July 31, 2002, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued service fees to or payable to EVD in the amount of $11,248, $7,218, $36,285, $7,854, $11,433, $44,035 and $26,133, respectively, for Class A shares, and $127,262,
   $52,696, $252,715, $149,479, $86,836, $474,839 and $430,128, respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $95,000, $44,000, $103,000, $54,000,
   $39,000, $183,000 and $150,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended
   July 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended July 31, 2002 were as follows:

    ARIZONA FUND
    -----------------------------------------------------
    Increases                                 $ 8,838,235
    Decreases                                  14,165,350

    COLORADO FUND
    -----------------------------------------------------
    Increases                                 $11,695,540
    Decreases                                   7,654,517

    CONNECTICUT FUND
    -----------------------------------------------------
    Increases                                 $23,944,160
    Decreases                                  19,261,517

    MICHIGAN FUND
    -----------------------------------------------------
    Increases                                 $ 6,100,461
    Decreases                                  14,881,576

    MINNESOTA FUND
    -----------------------------------------------------
    Increases                                 $ 7,469,741
    Decreases                                   7,707,050

    NEW JERSEY FUND
    -----------------------------------------------------
    Increases                                 $30,201,001
    Decreases                                  34,617,419

    PENNSYLVANIA FUND
    -----------------------------------------------------
    Increases                                 $20,021,542
    Decreases                                  36,387,335

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund (the "funds") (certain of the series of Eaton Vance Municipals Trust) (the "Trust") as of July 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2002 and 2001 and financial highlights for each of the years in the five year period ended July 31, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at July 31, 2002, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 30, 2002

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.2%
------------------------------------------------------------------------
     $1,000        Arizona School Facility Board, (State
                   School Improvements), 5.00%, 7/1/19       $ 1,029,320
        500        Glendale IDA, (Midwestern University),
                   5.75%, 5/15/21                                508,750
------------------------------------------------------------------------
                                                             $ 1,538,070
------------------------------------------------------------------------
Electric Utilities -- 6.0%
------------------------------------------------------------------------
     $1,000        Maricopa County, IDA, (Public Service
                   Co. of New Mexico), 6.375%, 8/15/23       $ 1,014,810
        700        Pima County, IDA, (Tucson Electric Power
                   Co.), 6.00%, 9/1/29                           666,302
      1,000        Salt River, Agriculture Improvements and
                   Power District, 5.00%, 1/1/31               1,004,390
      1,000        Salt River, Agriculture Improvements and
                   Power District, 5.00%, 1/1/23               1,006,820
        550        Salt River, Agriculture Improvements and
                   Power District, Variable Rate,
                   1/1/25(1)(2)                                  549,956
------------------------------------------------------------------------
                                                             $ 4,242,278
------------------------------------------------------------------------
Escrowed / Prerefunded -- 16.7%
------------------------------------------------------------------------
     $1,000        Glendale, IDA, (Thunderbird-American
                   Graduate School), Prerefunded to 7/1/05,
                   7.125%, 7/1/20                            $ 1,149,440
      1,250        Maricopa County, IDA, (Place Five and
                   The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                              1,587,650
      1,000        Maricopa County, IDA, (Samaritan Health
                   Services), (MBIA), Escrowed to Maturity,
                   7.00%, 12/1/16                              1,264,830
      7,500        Maricopa County, Single Family, Escrowed
                   to Maturity, 0.00%, 2/1/16                  4,005,825
      6,500        Phoenix, IDA, Single Family, Escrowed to
                   Maturity, 0.00%, 12/1/14                    3,768,115
------------------------------------------------------------------------
                                                             $11,775,860
------------------------------------------------------------------------
General Obligations -- 3.1%
------------------------------------------------------------------------
     $1,125        Puerto Rico, 0.00%, 7/1/18                $   543,780
      1,500        Tucson, 5.375%, 7/1/21                      1,624,920
------------------------------------------------------------------------
                                                             $ 2,168,700
------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.0%
------------------------------------------------------------------------
     $1,000        Coconino County, IDA, Health Care
                   Institution, (Guidance Center, Inc.),
                   5.80%, 6/1/11                             $   926,160
        500        Yavapai County, IDA, Health Care
                   Institution, (West Yavapai Guidance),
                   6.625%, 8/15/24                               464,295
------------------------------------------------------------------------
                                                             $ 1,390,455
------------------------------------------------------------------------
Hospital -- 3.5%
------------------------------------------------------------------------
     $1,130        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.125%, 6/1/12(3)                         $   339,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,250        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(3)                          $   375,000
      1,000        Scottsdale, IDA, (Scottsdale
                   Healthcare), 5.70%, 12/1/21                 1,017,260
      1,000        Winslow, IDA, (Winslow Memorial
                   Hospital), 5.50%, 6/1/22                      762,250
------------------------------------------------------------------------
                                                             $ 2,493,510
------------------------------------------------------------------------
Housing -- 5.5%
------------------------------------------------------------------------
     $1,000        Maricopa County, IDA, (Laguna Point
                   Apartments), 6.75%, 7/1/19                $ 1,046,650
        880        Maricopa County, IDA, (National Health
                   Facilities II), 6.375%, 1/1/19                821,885
      1,000        Phoenix, IDA, (Woodstone and Silver
                   Springs Apartments), (Asset Guaranty),
                   6.25%, 4/1/23                               1,027,060
      1,000        Tempe, IDA, (Quadrangle Village
                   Apartments), 6.25%, 6/1/26                  1,020,390
------------------------------------------------------------------------
                                                             $ 3,915,985
------------------------------------------------------------------------
Industrial Development Revenue -- 1.9%
------------------------------------------------------------------------
     $1,000        Casa Grande, (Frito Lay, Inc.),
                   6.60%, 12/1/10                            $ 1,045,450
        750        Phoenix Airport Authority, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19         322,567
------------------------------------------------------------------------
                                                             $ 1,368,017
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.0%
------------------------------------------------------------------------
     $1,105        Pima County, IDA, (Tucson Electric Power
                   Co.), (FSA), 7.25%, 7/15/10               $ 1,159,808
        670        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(4)           719,506
        400        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(1)(2)           563,776
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                      1,102,850
------------------------------------------------------------------------
                                                             $ 3,545,940
------------------------------------------------------------------------
Insured-General Obligations -- 2.9%
------------------------------------------------------------------------
     $  500        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                            $   505,760
        500        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(4)                                  538,580
      1,000        Puerto Rico Public Improvements, (FGIC),
                   5.00%, 7/1/32                               1,002,280
------------------------------------------------------------------------
                                                             $ 2,046,620
------------------------------------------------------------------------
Insured-Hospital -- 16.7%
------------------------------------------------------------------------
     $1,195        Arizona Health Facilities Authority,
                   (Arizona Healthcare Systems), (FGIC),
                   5.50%, 6/1/15                             $ 1,343,407
      1,000        Arizona Health Facilities Authority,
                   (Northern Arizona Healthcare System),
                   (AMBAC), 4.75%, 10/1/30                       954,390

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $2,000        Maricopa County, IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37(5)    $ 2,024,700
      1,000        Mesa IDA, (Discovery Health System),
                   (MBIA), 5.625%, 1/1/29                      1,047,010
      1,000        Pima County, IDA, (Carondelet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/12          1,108,810
      1,000        Pima County, IDA, (Carondolet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/11          1,111,560
      1,500        Pima County, IDA, (Tucson Medical
                   Center), (MBIA), 6.375%, 4/1/12             1,535,430
      1,500        Scottsdale, IDA, (Scottsdale Memorial
                   Hospital), (AMBAC), 6.125%, 9/1/17          1,656,975
      1,000        Yuma, IDA, (Yuma Regional Medical
                   Center), (FSA), 5.00%, 8/1/31               1,001,170
------------------------------------------------------------------------
                                                             $11,783,452
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of
Participation -- 0.5%
------------------------------------------------------------------------
     $  315        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.125%, 6/1/24                   $   329,827
------------------------------------------------------------------------
                                                             $   329,827
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 5.2%
------------------------------------------------------------------------
     $1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                 $ 1,411,942
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)        1,006,180
      1,315        Scottsdale, Preservation Authority,
                   (FGIC), 4.50%, 7/1/24                       1,227,171
------------------------------------------------------------------------
                                                             $ 3,645,293
------------------------------------------------------------------------
Insured-Transportation -- 10.3%
------------------------------------------------------------------------
     $3,000        Phoenix Civic Improvements Corp.,
                   Airport Revenue, (FGIC), (AMT),
                   5.25%, 7/1/27                             $ 3,039,210
        950        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36              954,598
      1,650        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36            1,769,493
      1,500        Tucson Street and Highway Revenue,
                   (FGIC), 5.00%, 7/1/18                       1,548,930
------------------------------------------------------------------------
                                                             $ 7,312,231
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.2%
------------------------------------------------------------------------
     $1,205        Peoria, Water and Sewer, (FGIC),
                   5.00%, 7/1/18                             $ 1,238,620
      1,000        Phoenix Civic Improvements Corp., Water
                   System Revenue, (FGIC), 5.00%, 7/1/22       1,009,700
------------------------------------------------------------------------
                                                             $ 2,248,320
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Pooled Loans -- 8.3%
------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,164,240
      2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.30%, 12/1/08                2,075,320
      1,500        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,632,795
------------------------------------------------------------------------
                                                             $ 5,872,355
------------------------------------------------------------------------
Senior Living / Life Care -- 2.0%
------------------------------------------------------------------------
     $1,800        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(6)                         $ 1,399,050
------------------------------------------------------------------------
                                                             $ 1,399,050
------------------------------------------------------------------------
Water and Sewer -- 3.7%
------------------------------------------------------------------------
     $1,000        Central Arizona Water Conservation
                   District, 5.50%, 11/1/09                  $ 1,130,790
      1,500        Phoenix, Civic Improvement Corp.,
                   Wastewater System, 4.75%, 7/1/23            1,454,475
------------------------------------------------------------------------
                                                             $ 2,585,265
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $66,336,587)                             $69,661,228
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $   947,358
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $70,608,586
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the federal alternative minimum tax.
 The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 46.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 14.9% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Non-income producing security.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 5.5%
-------------------------------------------------------------------------
    $ 1,000        Colorado Educational and Cultural
                   Facilities Authority, (Alexander Dawson
                   School), 5.30%, 2/15/29                   $  1,007,140
      1,000        Colorado Springs, (Colorado College),
                   5.25%, 6/1/24                                1,017,960
-------------------------------------------------------------------------
                                                             $  2,025,100
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 8.6%
-------------------------------------------------------------------------
    $ 1,500        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22      $    493,425
      3,000        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22           986,850
      1,000        Eagle, Garfield and Routt Counties,
                   School District No. RE 50J, (FGIC),
                   Prerefunded to 12/1/04,
                   6.30%, 12/1/12(1)                            1,122,830
        500        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(2)                                     531,255
-------------------------------------------------------------------------
                                                             $  3,134,360
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.3%
-------------------------------------------------------------------------
    $   500        Colorado Health Facilities Authority,
                   (Cleo Wallace Center), 7.00%, 8/1/15      $    485,915
-------------------------------------------------------------------------
                                                             $    485,915
-------------------------------------------------------------------------
Hospital -- 11.5%
-------------------------------------------------------------------------
    $   350        Aspen Valley, Hospital District,
                   6.80%, 10/15/24                           $    370,457
      1,150        Colorado Health Facilities Authority,
                   (Catholic Health Initiatives),
                   5.25%, 9/1/21                                1,155,302
        750        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                 766,838
        500        Colorado Health Facilities Authority,
                   (Portercare Adventist Health),
                   6.50%, 11/15/31                                532,420
        265        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/13                                 273,143
        400        La Junta, (Arkansas Valley Regional
                   Medical Center), 6.10%, 4/1/24                 390,988
        715        University of Colorado Hospital
                   Authority, 5.60%, 11/15/25                     718,790
-------------------------------------------------------------------------
                                                             $  4,207,938
-------------------------------------------------------------------------
Housing -- 8.5%
-------------------------------------------------------------------------
    $   500        Colorado HFA, Multifamily, (AMT),
                   6.40%, 10/1/27                            $    518,900
        120        Colorado HFA, Single Family,
                   8.00%, 12/1/24                                 125,065
      1,000        Denver, Multifamily, (Bank Lofts),
                   (FHA), (AMT), 6.15%, 12/1/16                 1,051,100
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
    $   375        Lake Creek, (Affordable Housing Corp.),
                   Multifamily, 6.25%, 12/1/23               $    353,111
      1,000        Lakewood, Multifamily, (FHA), (AMT),
                   6.65%, 10/1/25                               1,047,670
-------------------------------------------------------------------------
                                                             $  3,095,846
-------------------------------------------------------------------------
Industrial Development Revenue -- 3.8%
-------------------------------------------------------------------------
    $   500        Denver Airport Special Facilities,
                   (United Airlines), (AMT),
                   6.875%, 10/1/32                           $    242,505
        750        Puerto Rico Industrial, Medical and
                   Environmental Pollution Control Facility
                   Finance Authority, (American Home
                   Products), 5.10%, 12/1/18                      765,345
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                387,025
-------------------------------------------------------------------------
                                                             $  1,394,875
-------------------------------------------------------------------------
Insured-Education -- 7.4%
-------------------------------------------------------------------------
    $ 1,000        Colorado Educational and Cultural
                   Facilities Authority, (Auraria
                   Foundation/University of Colorado),
                   (AMBAC), 4.75%, 9/1/28                    $    957,570
        760        Colorado Educational and Cultural
                   Facilities Authority, (Student Housing
                   Foundation/University of Colorado),
                   (AMBAC), 5.00%, 7/1/27                         760,441
      1,000        University of Northern Colorado,
                   (AMBAC), 5.00%, 6/1/31                         996,150
-------------------------------------------------------------------------
                                                             $  2,714,161
-------------------------------------------------------------------------
Insured-Electric Utilities -- 0.9%
-------------------------------------------------------------------------
    $   300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)  $    322,494
-------------------------------------------------------------------------
                                                             $    322,494
-------------------------------------------------------------------------
Insured-General Obligations -- 11.3%
-------------------------------------------------------------------------
    $ 1,000        Arapahoe County, Water and Wastewater,
                   Public Improvements District, (MBIA),
                   5.125%, 12/1/32                           $  1,007,350
      1,000        Denver, City and County School District
                   #1, (FGIC), 5.00%, 12/1/23                   1,003,260
      1,000        Pueblo County, School District #70,
                   (FGIC), 5.00%, 12/1/19                       1,051,650
        200        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(3)(4)                                   215,432
        840        Puerto Rico Public Improvements, (FGIC),
                   5.00%, 7/1/32(5)                               841,915
-------------------------------------------------------------------------
                                                             $  4,119,607
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Housing -- 2.9%
-------------------------------------------------------------------------
    $ 1,000        Thornton, SCA Realty Multifamily, (FSA),
                   7.10%, 1/1/30                             $  1,058,820
-------------------------------------------------------------------------
                                                             $  1,058,820
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
-------------------------------------------------------------------------
    $   255        Larimer County, Sales and Use Tax
                   Revenue, (Fairgrounds & Events Center),
                   (MBIA), 5.00%, 12/15/19                   $    262,370
-------------------------------------------------------------------------
                                                             $    262,370
-------------------------------------------------------------------------
Insured-Transportation -- 24.7%
-------------------------------------------------------------------------
    $ 1,500        Denver, Airport, (FSA), (AMT),
                   5.00%, 11/15/25                           $  1,468,560
      3,500        E-470 Colorado Public Highway Authority,
                   (MBIA), 0.00%, 9/1/16                        1,774,920
        950        E-470 Colorado Public Highway Authority,
                   (MBIA), 4.75%, 9/1/23                          912,646
      2,000        Northwest Parkway Public Highway
                   Authority, (FSA), 5.25%, 6/15/41             2,007,100
      3,095        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18            1,519,459
        250        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36               251,210
      1,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36(6)          1,072,420
-------------------------------------------------------------------------
                                                             $  9,006,315
-------------------------------------------------------------------------
Nursing Home -- 0.9%
-------------------------------------------------------------------------
    $   400        Colorado Health Facilities Authority,
                   (Volunteers of America), 5.875%, 7/1/28   $    330,076
-------------------------------------------------------------------------
                                                             $    330,076
-------------------------------------------------------------------------
Senior Living / Life Care -- 1.1%
-------------------------------------------------------------------------
    $   429        Logan County, Industrial Development,
                   (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                           $    390,741
-------------------------------------------------------------------------
                                                             $    390,741
-------------------------------------------------------------------------
Special Tax Revenue -- 4.7%
-------------------------------------------------------------------------
    $   400        Bachelor Gulch, Metropolitan District,
                   6.70%, 11/15/19                           $    418,808
        360        Bell Mountain Ranch, Metropolitan
                   District, 6.625%, 11/15/25                     357,419
        400        Black Hawk, Business Improvement
                   District, 6.50%, 12/1/11                       394,876
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $   500        Cottonwood, Water and Sanitation
                   District, 7.75%, 12/1/20                  $    535,585
-------------------------------------------------------------------------
                                                             $  1,706,688
-------------------------------------------------------------------------
Transportation -- 1.4%
-------------------------------------------------------------------------
    $   500        Eagle County, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21           $    496,340
-------------------------------------------------------------------------
                                                             $    496,340
-------------------------------------------------------------------------
Water and Sewer -- 4.0%
-------------------------------------------------------------------------
    $ 1,000        Colorado Water Resources, Power
                   Development Authority, 5.00%, 9/1/21      $  1,011,970
        415        Colorado Water Resources, Power
                   Development Authority, 5.25%, 9/1/19           431,513
-------------------------------------------------------------------------
                                                             $  1,443,483
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $34,781,711)                             $ 36,195,129
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $    307,376
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $ 36,502,505
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 52.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.1% to 16.1% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  When-issued security.
 (6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 6.1%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Loomis Chaffee
                   School), 5.25%, 7/1/31                    $  1,013,460
      1,675        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/23                                1,682,219
      2,500        Connecticut HEFA, (University of
                   Hartford), 5.25%, 7/1/32                     2,525,275
      2,000        Connecticut HEFA, (Yale University),
                   5.125%, 7/1/27                               2,021,600
      1,350        University of Connecticut,
                   5.00%, 5/15/23                               1,360,827
        545        University of Connecticut,
                   5.375%, 4/1/18                                 588,889
-------------------------------------------------------------------------
                                                             $  9,192,270
-------------------------------------------------------------------------
Electric Utilities -- 2.9%
-------------------------------------------------------------------------
     $2,000        Connecticut Development Authority,
                   (Connecticut Light and Power),
                   5.85%, 9/1/28                             $  2,065,580
      1,500        Connecticut Development Authority,
                   (Connecticut Light and Power), (AMT),
                   5.95%, 9/1/28                                1,541,895
        800        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/22(1)(2)                                   847,424
-------------------------------------------------------------------------
                                                             $  4,454,899
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.0%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), Prerefunded to 7/1/04,
                   6.80%, 7/1/15                             $  1,106,300
      3,000        Connecticut HEFA, (NHP), (Windsor),
                   Prerefunded to 11/1/04, 7.125%, 11/1/14      3,411,180
      3,100        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 7/1/03, 6.00%, 7/1/23         3,286,899
      1,100        Guam Power Authority, Prerefunded to
                   10/1/04, 6.625%, 10/1/14                     1,237,203
-------------------------------------------------------------------------
                                                             $  9,041,582
-------------------------------------------------------------------------
General Obligations -- 3.7%
-------------------------------------------------------------------------
     $1,750        Connecticut, 0.00%, 11/1/09               $  1,350,160
      1,270        Danbury, 4.50%, 2/1/14                       1,325,093
      1,065        Puerto Rico, 0.00%, 7/1/15                     614,739
        400        Redding, 5.50%, 10/15/18                       451,820
        650        Redding, 5.625%, 10/15/19                      738,985
        535        Wilton, 5.25%, 7/15/18                         588,998
        535        Wilton, 5.25%, 7/15/19                         584,562
-------------------------------------------------------------------------
                                                             $  5,654,357
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Hospital -- 2.6%
-------------------------------------------------------------------------
     $4,000        Connecticut HEFA, (Griffin Hospital),
                   5.75%, 7/1/23                             $  3,867,640
-------------------------------------------------------------------------
                                                             $  3,867,640
-------------------------------------------------------------------------
Housing -- 3.1%
-------------------------------------------------------------------------
     $1,000        Connecticut HFA, Housing Mortgage
                   Finance Program, (AMT), 5.45%, 5/15/32    $  1,014,610
        125        Connecticut HFA, Multifamily,
                   6.60%, 11/15/23                                127,994
      3,355        Connecticut HFA, Multifamily, (AMT),
                   6.20%, 11/15/22                              3,529,091
-------------------------------------------------------------------------
                                                             $  4,671,695
-------------------------------------------------------------------------
Industrial Development Revenue -- 6.6%
-------------------------------------------------------------------------
     $1,000        Connecticut Development Authority,
                   (Pfizer, Inc.), 6.55%, 2/15/13            $  1,034,080
      3,065        Connecticut Development Authority,
                   Airport Facility, (Signature Flight),
                   (AMT), 6.625%, 12/1/14                       2,971,916
      4,500        Eastern Connecticut Resource Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.50%, 1/1/20                                4,113,405
        200        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                154,810
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                394,580
      1,350        Sprague, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                               1,316,101
-------------------------------------------------------------------------
                                                             $  9,984,892
-------------------------------------------------------------------------
Insured-Education -- 13.5%
-------------------------------------------------------------------------
     $3,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 5.00%, 7/1/27           $  3,002,610
      1,550        Connecticut HEFA, (Connecticut College),
                   (MBIA), 5.00%, 7/1/32                        1,545,164
      2,000        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.00%, 7/1/28           2,006,000
      2,500        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.25%, 7/1/25           2,567,025
      1,000        Connecticut HEFA, (Greenwich Academy),
                   (FSA), 5.00%, 3/1/32                         1,002,450
      5,305        Connecticut HEFA, (Trinity College),
                   (MBIA), 5.50%, 7/1/21                        5,857,410
      1,440        Connecticut HEFA, (Westminster School),
                   (MBIA), 5.00%, 7/1/29                        1,443,701
      3,000        University of Connecticut, (MBIA),
                   4.75%, 11/15/24                              2,925,270
-------------------------------------------------------------------------
                                                             $ 20,349,630
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.1%
-------------------------------------------------------------------------
     $4,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $  3,906,640
      1,000        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(1)(2)          1,409,440
        830        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(1)(2)                                   891,329
-------------------------------------------------------------------------
                                                             $  6,207,409
-------------------------------------------------------------------------
Insured-General Obligations -- 7.8%
-------------------------------------------------------------------------
     $3,870        Bridgeport, (FGIC), 4.75%, 8/15/21        $  3,862,724
      2,305        Bridgeport, (FGIC), 5.375%, 8/15/19          2,448,256
      1,000        New Britain, (MBIA), 6.00%, 3/1/12           1,179,260
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                                   377,006
      4,000        Suffield, (MBIA), 4.75%, 6/15/21             4,004,080
-------------------------------------------------------------------------
                                                             $ 11,871,326
-------------------------------------------------------------------------
Insured-Hospital -- 5.3%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Bridgeport Hospital),
                   (MBIA), 6.625%, 7/1/18                    $  1,023,820
      1,000        Connecticut HEFA, (Danbury Hospital),
                   (AMBAC), 5.375%, 7/1/17                      1,041,360
      1,500        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.625%, 7/1/14            1,550,850
      2,350        Connecticut HEFA, (Lawrence and Memorial
                   Hospital), (MBIA), 5.00%, 7/1/22             2,352,749
      2,000        Connecticut HEFA, (Yale-New Haven
                   Hospital), (MBIA), 6.50%, 7/1/12             2,047,640
-------------------------------------------------------------------------
                                                             $  8,016,419
-------------------------------------------------------------------------
Insured-Housing -- 1.0%
-------------------------------------------------------------------------
     $1,500        Connecticut HFA, (Housing Mortgage
                   Finance Program), (MBIA), (AMT),
                   5.30%, 5/15/33                            $  1,510,080
-------------------------------------------------------------------------
                                                             $  1,510,080
-------------------------------------------------------------------------
Insured-Other Revenue -- 0.4%
-------------------------------------------------------------------------
     $  550        Connecticut HEFA, (Child Care Facility
                   Program), (AMBAC), 5.00%, 7/1/31          $    543,757
-------------------------------------------------------------------------
                                                             $    543,757
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Pooled Loans -- 1.0%
-------------------------------------------------------------------------
     $1,500        Connecticut Higher Education
                   Supplemental Loan Authority, (MBIA),
                   (AMT), 5.25%, 11/15/21                    $  1,515,810
-------------------------------------------------------------------------
                                                             $  1,515,810
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.2%
-------------------------------------------------------------------------
     $1,000        Connecticut Special Tax Transportation
                   Infrastructure, (FSA), 5.00%, 10/1/21     $  1,018,710
        375        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(1)(2)                                   377,134
      2,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28            2,005,700
-------------------------------------------------------------------------
                                                             $  3,401,544
-------------------------------------------------------------------------
Insured-Transportation -- 8.9%
-------------------------------------------------------------------------
     $5,500        Connecticut Airport, (Bradley
                   International Airport), (FGIC), (AMT),
                   5.125%, 10/1/26                           $  5,510,835
      1,750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16              966,753
      1,020        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                981,730
      2,350        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/22             2,378,247
      3,680        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/38             3,683,422
-------------------------------------------------------------------------
                                                             $ 13,520,987
-------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
-------------------------------------------------------------------------
     $1,340        South Central Connecticut Regional Water
                   Authority, (FGIC), 5.125%, 8/1/29         $  1,356,576
-------------------------------------------------------------------------
                                                             $  1,356,576
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.5%
-------------------------------------------------------------------------
     $2,000        Puerto Rico Public Finance Corp.,
                   (Commonwealth Appropriation),
                   6.00%, 8/1/26                             $  2,270,140
-------------------------------------------------------------------------
                                                             $  2,270,140
-------------------------------------------------------------------------
Nursing Home -- 6.0%
-------------------------------------------------------------------------
     $  720        Connecticut HEFA, (NHP) (Highland View),
                   (AMT), 7.00%, 11/1/07                     $    809,014
      1,305        Connecticut HEFA, (NHP), (Sharon
                   Healthcare), 6.25%, 11/1/14                  1,459,094
        655        Connecticut HEFA, (NHP), (St. Camillus),
                   6.25%, 11/1/18                                 684,665

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Nursing Home (continued)
-------------------------------------------------------------------------
     $3,250        Connecticut HEFA, (NHP), (St. Joseph's
                   Manor), 6.25%, 11/1/16                    $  3,434,340
        335        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.00%, 11/1/07                   376,416
      2,000        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.50%, 11/1/16                 2,246,440
-------------------------------------------------------------------------
                                                             $  9,009,969
-------------------------------------------------------------------------
Pooled Loans -- 0.6%
-------------------------------------------------------------------------
     $  840        Connecticut Higher Education
                   Supplemental Loan Authority, (AMT),
                   6.20%, 11/15/09                           $    884,780
-------------------------------------------------------------------------
                                                             $    884,780
-------------------------------------------------------------------------
Solid Waste -- 4.4%
-------------------------------------------------------------------------
     $2,500        Bristol Resource Recovery Facility,
                   (Ogden Martin Systems), 6.50%, 7/1/14     $  2,274,675
      4,250        Connecticut Resources Recovery
                   Authority, (American REF-FUEL Co.),
                   (AMT), 6.45%, 11/15/22                       4,329,730
-------------------------------------------------------------------------
                                                             $  6,604,405
-------------------------------------------------------------------------
Special Tax Revenue -- 4.1%
-------------------------------------------------------------------------
     $3,180        Connecticut Special Tax Transportation
                   Infrastructure, 6.125%, 9/1/12(4)         $  3,766,551
      2,000        Connecticut Special Tax Transportation
                   Infrastructure, 6.50%, 10/1/12               2,433,800
-------------------------------------------------------------------------
                                                             $  6,200,351
-------------------------------------------------------------------------
Transportation -- 0.4%
-------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                  $    556,605
-------------------------------------------------------------------------
                                                             $    556,605
-------------------------------------------------------------------------
Water and Sewer -- 3.1%
-------------------------------------------------------------------------
     $3,010        Connecticut Clean Water Fund,
                   5.50%, 10/1/19                            $  3,263,261
      1,250        Connecticut Clean Water Fund,
                   6.00%, 10/1/12                               1,473,688
-------------------------------------------------------------------------
                                                             $  4,736,949
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.2%
   (identified cost $137,157,478)                            $145,424,072
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.8%                       $  5,712,715
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $151,136,787
-------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 47.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.5% to 28.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.6%
------------------------------------------------------------------------
    $ 1,250        Michigan Higher Education Facilities
                   Authority, (Creative Studies),
                   5.85%, 12/1/22                            $ 1,247,675
------------------------------------------------------------------------
                                                             $ 1,247,675
------------------------------------------------------------------------
Electric Utilities -- 0.7%
------------------------------------------------------------------------
    $   500        Michigan South Central Power Agency
                   Supply System, 6.75%, 11/1/10             $   511,790
------------------------------------------------------------------------
                                                             $   511,790
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.6%
------------------------------------------------------------------------
    $   250        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/02, 7.60%, 5/1/16                     $   279,570
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, Prerefunded to
                   5/1/04, 7.65%, 5/1/22                       1,471,616
        475        Detroit, Prerefunded to 4/1/05,
                   6.70%, 4/1/10                                 534,859
      3,500        Kent Hospital Finance Authority,
                   (Butterworth Health System), Prerefunded
                   to 1/15/06, (MBIA), 6.125%, 1/15/21         3,976,315
      1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20           1,137,500
------------------------------------------------------------------------
                                                             $ 7,399,860
------------------------------------------------------------------------
General Obligations -- 5.4%
------------------------------------------------------------------------
    $ 1,895        Detroit, 6.35%, 4/1/14                    $ 1,984,994
     11,140        Grand Rapids and Kent County, Joint
                   Building Authority, 0.00%, 12/1/30          2,170,740
------------------------------------------------------------------------
                                                             $ 4,155,734
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.4%
------------------------------------------------------------------------
    $ 1,090        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,063,240
------------------------------------------------------------------------
                                                             $ 1,063,240
------------------------------------------------------------------------
Hospital -- 12.1%
------------------------------------------------------------------------
    $   500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   502,975
      1,000        Dickinson County Health System,
                   5.80%, 11/1/24                                938,780
        985        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                     986,872
      2,000        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.25%, 10/1/27                              1,821,220
        230        Michigan Hospital Finance Authority,
                   (Henry Ford Continuing Care Corp.),
                   6.75%, 7/1/11                                 233,204
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
    $ 4,750        Michigan Hospital Finance Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                           $ 4,057,260
        750        Michigan Hospital Finance Authority,
                   (Sparrow Obligation Goup),
                   5.625%, 11/15/36                              742,163
------------------------------------------------------------------------
                                                             $ 9,282,474
------------------------------------------------------------------------
Industrial Development Revenue -- 5.7%
------------------------------------------------------------------------
    $ 2,000        Dickinson, EDC, (Champion
                   International), 5.85%, 10/1/18            $ 2,021,100
        796        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21(1)                       104,378
      2,200        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                      2,233,638
------------------------------------------------------------------------
                                                             $ 4,359,116
------------------------------------------------------------------------
Insured-Education -- 4.6%
------------------------------------------------------------------------
    $ 1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23(2)                         $   995,410
        500        Ferris State University, (AMBAC),
                   5.00%, 10/1/28                                491,935
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            2,015,580
------------------------------------------------------------------------
                                                             $ 3,502,925
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.4%
------------------------------------------------------------------------
    $   300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   369,486
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          2,059,560
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          976,660
------------------------------------------------------------------------
                                                             $ 3,405,706
------------------------------------------------------------------------
Insured-General Obligations -- 19.5%
------------------------------------------------------------------------
    $ 1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                             $   970,610
      1,005        Brighton School District, (AMBAC),
                   0.00%, 5/1/18                                 460,994
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               987,570
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 385,352
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 930,354
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      3,016,080
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              1,044,930
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                               1,268,913
        930        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 941,960
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(3)(4)                                  377,006

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
    $ 1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                    $ 1,019,490
      2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                              2,513,400
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                               1,017,820
------------------------------------------------------------------------
                                                             $14,934,479
------------------------------------------------------------------------
Insured-Housing -- 2.3%
------------------------------------------------------------------------
    $   500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   518,065
      1,250        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                       1,236,525
------------------------------------------------------------------------
                                                             $ 1,754,590
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.3%
------------------------------------------------------------------------
    $ 1,000        Wayne Charter County, (Airport
                   Hotel-Detroit Metropolitan Airport),
                   (MBIA), 5.00%, 12/1/30                    $   979,890
------------------------------------------------------------------------
                                                             $   979,890
------------------------------------------------------------------------
Insured-Transportation -- 3.0%
------------------------------------------------------------------------
    $   345        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(3)(4)                              $   414,217
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (MBIA), (AMT), Variable
                   Rate, 12/1/28(5)(3)                         1,883,460
------------------------------------------------------------------------
                                                             $ 2,297,677
------------------------------------------------------------------------
Insured-Water and Sewer -- 14.4%
------------------------------------------------------------------------
    $ 5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 4,991,150
      4,100        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       3,849,490
      2,165        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                              2,194,119
------------------------------------------------------------------------
                                                             $11,034,759
------------------------------------------------------------------------
Senior Living / Life Care -- 3.1%
------------------------------------------------------------------------
    $ 1,500        Kalamazoo EDC, (Friendship Village),
                   6.25%, 5/15/27                            $ 1,410,645
      1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                                 996,420
------------------------------------------------------------------------
                                                             $ 2,407,065
------------------------------------------------------------------------
Special Tax Revenue -- 7.3%
------------------------------------------------------------------------
    $ 3,300        Detroit, Convention Facility, (Cobo Hall
                   Expansion), 5.25%, 9/30/12                $ 3,375,504
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,492,914
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 740,900
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
    $    30        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21            $    30,733
------------------------------------------------------------------------
                                                             $ 5,640,051
------------------------------------------------------------------------
Transportation -- 1.9%
------------------------------------------------------------------------
    $ 1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(5)(3)               $ 1,430,685
------------------------------------------------------------------------
                                                             $ 1,430,685
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $69,021,697)                             $75,407,716
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $ 1,274,577
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $76,682,293
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 57.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.3% to 18.2% of total investments.

 (1)  Non-income producing security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 10.0%
------------------------------------------------------------------------
    $ 1,000        Hopkins, (Blake School), 5.50%, 9/1/24    $ 1,028,250
      1,250        Minnesota Higher Education Facilities
                   Authority, (Hamline University),
                   6.00%, 10/1/29                              1,274,275
        575        Minnesota Higher Education Facilities
                   Authority, (Minneapolis College of Art),
                   5.375%, 5/1/21                                570,256
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.25%, 10/1/26                                503,035
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.40%, 10/1/22                                506,630
        500        Minnesota Higher Education Facilities
                   Authority, (St. Mary's College),
                   6.15%, 10/1/23                                507,880
        750        St. Cloud Housing and Redevelopment
                   Authority, (University Foundation),
                   5.00%, 5/1/23                                 746,587
------------------------------------------------------------------------
                                                             $ 5,136,913
------------------------------------------------------------------------
Electric Utilities -- 8.7%
------------------------------------------------------------------------
    $   405        Anoka County, Solid Waste Disposal,
                   National Rural Utility, (AMT),
                   6.95%, 12/1/08                            $   415,340
      2,000        Chaska, Electric, 6.10%, 10/1/30            2,101,940
      1,980        Rochester Electric, 5.25%, 12/1/30          1,989,801
------------------------------------------------------------------------
                                                             $ 4,507,081
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.9%
------------------------------------------------------------------------
    $   900        Red Wing, Health Care Facilities, (River
                   Region Obligation Group), Prerefunded to
                   9/1/03, 6.50%, 9/1/22                     $   964,701
------------------------------------------------------------------------
                                                             $   964,701
------------------------------------------------------------------------
General Obligations -- 13.5%
------------------------------------------------------------------------
    $   750        Dakota County, Community Development
                   Agency, (Senior Housing Facilities),
                   5.00%, 1/1/21                             $   757,545
      2,250        Hennepin County, Regional Railroad
                   Authority, 5.00%, 12/1/31                   2,234,430
      1,500        Minneapolis and St. Paul General
                   Obligation, Metropolitan Airport
                   Commission, (AMT), 4.50%, 1/1/15            1,496,415
        890        Minneapolis, Tax Increment,
                   5.00%, 2/1/28                                 891,157
      1,000        Minnesota State, (Duluth Airport),
                   (AMT), 6.25%, 8/1/14                        1,080,190
        500        Osseo, Independent School District No.
                   279, 5.25%, 2/1/21                            515,305
------------------------------------------------------------------------
                                                             $ 6,975,042
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital -- 7.9%
------------------------------------------------------------------------
    $   700        Martin County, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22     $   683,641
        500        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.75%, 12/1/13                   511,740
        500        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/27(1)(2)        529,640
      2,200        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/15(3)         2,333,914
------------------------------------------------------------------------
                                                             $ 4,058,935
------------------------------------------------------------------------
Housing -- 5.9%
------------------------------------------------------------------------
    $   500        Columbia Heights, Multifamily, (Housing
                   Crest), 6.625%, 4/20/43                   $   565,065
        300        Coon Rapids, Multifamily Housing,
                   (Browns Meadow), (FHA), (AMT),
                   6.85%, 8/1/33                                 306,858
        500        Minneapolis, Multifamily, (Bottineau
                   Commons), 5.45%, 4/20/43                      510,125
      1,650        Minnetonka, Multifamily, (Archer Heights
                   Apartments), (AMT), 6.00%, 1/20/27          1,683,181
------------------------------------------------------------------------
                                                             $ 3,065,229
------------------------------------------------------------------------
Industrial Development Revenue -- 5.9%
------------------------------------------------------------------------
    $ 1,000        Cloquet, (Potlach Corp.), 5.90%, 10/1/26  $   866,300
        600        Minneapolis and St. Paul Metropolitan
                   Airport Commission, (Northwest
                   Airlines), (AMT), 7.00%, 4/1/25(4)            514,320
      1,605        Minneapolis, Community Development
                   Agency, Common Bond Fund, (AMT),
                   6.80%, 12/1/24                              1,683,372
------------------------------------------------------------------------
                                                             $ 3,063,992
------------------------------------------------------------------------
Insured-Education -- 1.0%
------------------------------------------------------------------------
    $   500        Minnesota State Colleges and University,
                   (St. Cloud St. University), (FSA),
                   5.00%, 10/1/19                            $   513,405
------------------------------------------------------------------------
                                                             $   513,405
------------------------------------------------------------------------
Insured-Electric Utilities -- 11.6%
------------------------------------------------------------------------
    $   500        Northern Minnesota Municipal Power
                   Agency, (AMBAC), 4.75%, 1/1/20            $   498,515
        500        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/20(2)(3)                                  536,945
      1,050        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/21(5)              419,076
     10,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/25               3,115,900
        300        Southern Minnesota Municipal Power
                   Agency, (MBIA), (AMT), Variable Rate,
                   1/1/18(1)(2)                                  312,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
    $   565        Western Minnesota Municipal Power
                   Agency, (AMBAC), 5.50%, 1/1/16            $   613,059
        510        Western Minnesota Municipal Power
                   Agency, (MBIA), 5.50%, 1/1/15                 511,464
------------------------------------------------------------------------
                                                             $ 6,006,959
------------------------------------------------------------------------
Insured-General Obligations -- 9.8%
------------------------------------------------------------------------
    $ 1,000        Duluth, Independent School District No.
                   709, (FSA), 4.50%, 2/1/14                 $ 1,020,620
      1,000        Lake Superior, Independent School
                   District No. 381, (FSA), 5.00%, 4/1/18      1,037,210
      1,000        Lake Superior, Independent School
                   District No. 381, (FSA),
                   5.00%, 4/1/23(4)                            1,002,800
        500        Puerto Rico Public Improvements, (FGIC),
                   5.00%, 7/1/32(6)                              501,140
      1,330        St. Francis, Independent School District
                   No. 15, (FGIC), 6.35%, 2/1/12               1,491,475
------------------------------------------------------------------------
                                                             $ 5,053,245
------------------------------------------------------------------------
Insured-Hospital -- 2.9%
------------------------------------------------------------------------
    $   450        Plymouth, (Westhealth), (FSA),
                   6.25%, 6/1/16                             $   486,554
      1,000        St. Louis Park, (Care Institute),
                   (AMBAC), Variable Rate, 7/1/13(1)           1,036,700
------------------------------------------------------------------------
                                                             $ 1,523,254
------------------------------------------------------------------------
Insured-Housing -- 4.7%
------------------------------------------------------------------------
    $ 1,500        SCA MFMR Receipts, Burnsville, (FSA),
                   7.10%, 1/1/30                             $ 1,588,230
        800        St. Paul, Housing and Redevelopment
                   Authority, (Block 19), (FSA),
                   5.35%, 8/1/29                                 823,224
------------------------------------------------------------------------
                                                             $ 2,411,454
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.0%
------------------------------------------------------------------------
    $ 1,000        Washington County, Housing and
                   Redevelopment Authority, (Annual
                   Appropriation), (MBIA), 5.50%, 2/1/32(6)  $ 1,010,320
------------------------------------------------------------------------
                                                             $ 1,010,320
------------------------------------------------------------------------
Insured-Transportation -- 3.9%
------------------------------------------------------------------------
    $ 1,500        Minneapolis and St. Paul Metropolitan
                   Airport Commission, (FGIC),
                   5.25%, 1/1/32                             $ 1,514,655
        500        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38               481,240
------------------------------------------------------------------------
                                                             $ 1,995,895
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Miscellaneous -- 3.8%
------------------------------------------------------------------------
    $ 1,000        Minneapolis, Art Center Facilities,
                   (Walker Art Center), 5.125%, 7/1/21       $ 1,007,070
      1,000        Red Lake Band of Chippewa Indians,
                   (AMT), 6.25%, 8/1/13                          965,740
------------------------------------------------------------------------
                                                             $ 1,972,810
------------------------------------------------------------------------
Senior Living / Life Care -- 4.5%
------------------------------------------------------------------------
    $ 1,000        Columbia Heights, Multifamily,
                   (Crestview Corp.), 6.00%, 3/1/33          $   863,340
        670        Minneapolis, (Walker Methodist Senior
                   Services), 6.00%, 11/15/28                    581,272
        975        St. Paul, Housing and Redevelopment,
                   (Care Institute, Inc.-Highland),
                   8.75%, 11/1/24                                885,632
------------------------------------------------------------------------
                                                             $ 2,330,244
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.0%
   (identified cost $48,668,786)                             $50,589,479
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%                       $ 1,017,826
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $51,607,305
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 36.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.2% to 14.8% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.6%
-------------------------------------------------------------------------
    $ 1,725        New Jersey EDA, (Trigen Trenton), (AMT),
                   6.20%, 12/1/07                            $  1,731,917
      2,500        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19        2,585,450
-------------------------------------------------------------------------
                                                             $  4,317,367
-------------------------------------------------------------------------
Education -- 1.5%
-------------------------------------------------------------------------
    $ 3,810        New Jersey Educational Facilities
                   Authority, (Princeton University),
                   5.375%, 7/1/21                            $  4,065,118
-------------------------------------------------------------------------
                                                             $  4,065,118
-------------------------------------------------------------------------
Electric Utilities -- 3.0%
-------------------------------------------------------------------------
    $ 9,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  4,533,750
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                1,007,500
      2,500        Salem County, Pollution Control
                   Financing, (Public Services Enterprise
                   Group, Inc.), (AMT), 5.75%, 4/1/31           2,521,775
-------------------------------------------------------------------------
                                                             $  8,063,025
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.3%
-------------------------------------------------------------------------
    $ 1,000        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (MBIA), Prerefunded to 4/1/10,
                   5.80%, 4/1/35                             $  1,157,810
      2,250        New Jersey EDA, (Kapkowski Mall),
                   Prerefunded to 5/15/14, 6.375%, 4/1/31       2,742,277
      2,110        New Jersey EDA, (Victoria Health Corp.),
                   Prerefunded to 1/1/03, 7.65%, 1/1/14         2,315,767
-------------------------------------------------------------------------
                                                             $  6,215,854
-------------------------------------------------------------------------
General Obligations -- 1.7%
-------------------------------------------------------------------------
    $ 1,500        Hudson County Improvement Authority,
                   6.625%, 8/1/25                            $  1,536,015
      3,000        Mercer County Improvement Authority,
                   0.00%, 4/1/10                                2,223,540
      1,500        Puerto Rico, 0.00%, 7/1/16                     817,425
-------------------------------------------------------------------------
                                                             $  4,576,980
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.5%
-------------------------------------------------------------------------
    $ 1,350        New Jersey EDA, (Hudson County
                   Occupational Center), 6.50%, 7/1/18       $  1,263,640
-------------------------------------------------------------------------
                                                             $  1,263,640
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Hospital -- 12.3%
-------------------------------------------------------------------------
    $ 3,750        Camden County, Improvement Authority,
                   (Cooper Health System), 6.00%, 2/15/27    $  2,922,712
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 5.75%, 7/1/25               2,047,700
      3,500        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/17                       3,124,380
      1,410        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                       1,169,750
      3,375        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  3,411,754
      1,755        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/34                                1,817,583
      2,700        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/25                                2,807,352
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Palisades Medical
                   Center), 6.625%, 7/1/31                      1,017,020
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.75%, 7/1/31                                2,084,380
      1,800        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), 6.875%, 7/1/30         1,926,036
      1,800        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                               1,948,014
        550        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                       552,123
      5,400        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/27                     5,313,978
      2,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     2,716,150
-------------------------------------------------------------------------
                                                             $ 32,858,932
-------------------------------------------------------------------------
Housing -- 0.0%
-------------------------------------------------------------------------
    $   115        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    120,172
-------------------------------------------------------------------------
                                                             $    120,172
-------------------------------------------------------------------------
Industrial Development Revenue -- 9.4%
-------------------------------------------------------------------------
    $ 4,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 6.875%, 12/1/22                   $  4,072,440
      2,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 7.875%, 6/1/22                       2,124,940
      1,310        New Jersey EDA, (American Airlines),
                   (AMT), 7.10%, 11/1/31                        1,046,454

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 6,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                     $  4,733,820
      2,135        New Jersey EDA, (GATX Terminals Corp.),
                   7.30%, 9/1/19                                2,223,880
      5,640        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18                              5,059,080
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                1,398,000
      1,055        New Jersey EDA, (National Association of
                   Accountants), 7.65%, 7/1/09                  1,064,653
      3,000        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                               3,326,580
-------------------------------------------------------------------------
                                                             $ 25,049,847
-------------------------------------------------------------------------
Insured-Education -- 1.7%
-------------------------------------------------------------------------
    $ 3,000        New Jersey Educational Facilities
                   Authority, (NJ Institute of Technology),
                   (MBIA), 4.75%, 7/1/31                     $  2,899,650
      1,635        New Jersey Educational Facilities
                   Authority, (Rowan University), (FGIC),
                   5.25%, 7/1/20                                1,711,502
-------------------------------------------------------------------------
                                                             $  4,611,152
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.2%
-------------------------------------------------------------------------
    $ 1,300        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(1)(2)       $  1,832,272
      1,180        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(1)(2)                                 1,267,190
-------------------------------------------------------------------------
                                                             $  3,099,462
-------------------------------------------------------------------------
Insured-General Obligations -- 8.9%
-------------------------------------------------------------------------
    $ 1,250        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/31                            $  1,254,837
      2,400        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/32                               2,409,288
      2,402        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/33                               2,409,230
      3,200        Branchburg Township Board of Education,
                   (FSA), 5.00%, 2/1/26                         3,229,792
      1,325        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/23                         1,358,774
      1,650        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/27                         1,684,287
      1,000        High Bridge Board of Education, (FSA),
                   5.00%, 2/15/26                               1,011,760
      2,050        Mercer and Washington County, Township
                   Board of Education, (FGIC),
                   5.00%, 1/1/26                                2,062,915
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 2,340        Old Bridge Township Board of Education,
                   (MBIA), 5.00%, 7/15/27                    $  2,361,809
      1,000        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/15(3)         1,051,400
      1,265        Pequannock, River Basin Regional Sewer
                   Authority, (MBIA), 5.00%, 12/1/21(3)         1,269,162
      1,885        Pohatcong Township School District,
                   (FSA), 5.20%, 7/15/22                        1,987,299
      1,750        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                               1,770,160
-------------------------------------------------------------------------
                                                             $ 23,860,713
-------------------------------------------------------------------------
Insured-Hospital -- 4.5%
-------------------------------------------------------------------------
    $ 4,250        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/19         $  1,924,357
      3,000        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/21            1,198,440
     10,620        New Jersey EDA, (St. Barnabas Medical
                   Center), (MBIA), 0.00%, 7/1/26               3,107,412
      2,890        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Health Center), (MBIA), Variable Rate,
                   1/1/21(2)(4)                                 2,601,145
      6,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 0.00%, 7/1/23       2,073,420
      1,100        New Jersey Health Care Facilities
                   Financing Authority, (Virtua Health),
                   (FSA), 4.50%, 7/1/28                         1,020,547
-------------------------------------------------------------------------
                                                             $ 11,925,321
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.6%
-------------------------------------------------------------------------
    $ 2,000        Lafayette Yard Community Development
                   Corporation, (Hotel and Conference
                   Center), (FGIC), 5.00%, 4/1/35            $  2,004,320
      2,155        New Jersey EDA, RITES, (FSA), Variable
                   Rate, 5/1/07(1)(2)                           2,327,680
-------------------------------------------------------------------------
                                                             $  4,332,000
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.1%
-------------------------------------------------------------------------
    $ 2,500        Hudson County Improvement Authority,
                   Secondary Yield Curve Notes, (FGIC),
                   Variable Rate, 12/1/25(1)(2)              $  2,677,425
      3,000        Puerto Rico Public Buildings Authority,
                   Government Facility Revenue, (XLCA),
                   5.25%, 7/1/36                                3,053,010
-------------------------------------------------------------------------
                                                             $  5,730,435
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.1%
-------------------------------------------------------------------------
    $ 2,505        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  2,433,933
      2,320        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 3/1/24             2,191,518
      3,775        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(1)(2)                                 3,796,480
-------------------------------------------------------------------------
                                                             $  8,421,931
-------------------------------------------------------------------------
Insured-Transportation -- 15.4%
-------------------------------------------------------------------------
    $ 5,500        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                             $  6,051,100
      1,675        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/25                                1,715,652
      3,250        Delaware River Port Authority, (FSA),
                   5.20%, 1/1/27                                3,315,585
      2,000        New Jersey Turnpike Authority, (MBIA),
                   6.50%, 1/1/16                                2,457,640
      5,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/16(1)             7,288,150
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,812,400
      7,325        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36             7,855,477
      7,325        Puerto Rico Highway and Transportation
                   Authority, (XLCA), 5.50%, 7/1/36             7,716,595
-------------------------------------------------------------------------
                                                             $ 41,212,599
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.4%
-------------------------------------------------------------------------
    $ 2,500        Middlesex County, Utilities Authority,
                   (MBIA), 6.25%, 8/15/10                    $  2,872,275
      2,075        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, (MBIA),
                   4.75%, 12/1/28                               2,015,344
     13,840        North Hudson, Sewer Authority, (MBIA),
                   0.00%, 8/1/25                                4,254,416
-------------------------------------------------------------------------
                                                             $  9,142,035
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.3%
-------------------------------------------------------------------------
    $   720        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/14                $    981,439
        785        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/15                   1,078,504
      2,591        New Jersey Building Authority, (Garden
                   State Savings Bonds), 0.00%, 6/15/10         1,903,582
      1,650        New Jersey EDA, (Economic Recovery),
                   0.00%, 9/15/09                               1,265,946
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Lease Revenue / Certificates of Participation (continued)
-------------------------------------------------------------------------
    $ 5,500        New Jersey EDA, (Economic Recovery),
                   0.00%, 3/15/13                            $  3,498,440
-------------------------------------------------------------------------
                                                             $  8,727,911
-------------------------------------------------------------------------
Miscellaneous -- 2.2%
-------------------------------------------------------------------------
    $ 3,500        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28              $  3,430,315
      2,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(2)(4)      2,318,560
-------------------------------------------------------------------------
                                                             $  5,748,875
-------------------------------------------------------------------------
Nursing Home -- 0.5%
-------------------------------------------------------------------------
    $ 1,330        New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22              $  1,371,735
-------------------------------------------------------------------------
                                                             $  1,371,735
-------------------------------------------------------------------------
Pooled Loans -- 1.8%
-------------------------------------------------------------------------
    $ 8,800        New Jersey Higher Educational Student
                   Loan Bonds, (AMT), 0.00%, 7/1/10          $  4,801,808
-------------------------------------------------------------------------
                                                             $  4,801,808
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.9%
-------------------------------------------------------------------------
    $ 3,750        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/26         $  3,037,725
      2,650        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                                2,540,900
      2,715        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                                2,520,362
      3,390        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                               2,228,417
-------------------------------------------------------------------------
                                                             $ 10,327,404
-------------------------------------------------------------------------
Transportation -- 12.3%
-------------------------------------------------------------------------
    $ 2,200        New Jersey Highway Authority, (Garden
                   State Parkway), 5.625%, 1/1/30            $  2,335,300
      3,500        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(1)(2)      3,723,335
      5,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       5,208,950
     19,000        Port Authority of New York and New
                   Jersey, 6.125%, 6/1/94(5)(6)                21,777,800
-------------------------------------------------------------------------
                                                             $ 33,045,385
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 2.2%
-------------------------------------------------------------------------
    $ 5,900        New Jersey EDA, (Atlantic City Sewer),
                   (AMT), 5.45%, 4/1/28                      $  5,839,171
-------------------------------------------------------------------------
                                                             $  5,839,171
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.4%
   (identified cost $255,695,590)                            $268,728,872
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%                     $   (962,893)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $267,765,979
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 42.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 18.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  When-issued security.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 94.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 5.2%
-------------------------------------------------------------------------
    $ 1,900        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $  2,060,341
      4,500        Pennsylvania EDA, (Colver), (AMT),
                   7.125%, 12/1/15                              4,714,200
      5,000        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13            5,082,800
-------------------------------------------------------------------------
                                                             $ 11,857,341
-------------------------------------------------------------------------
Education -- 0.5%
-------------------------------------------------------------------------
    $ 1,100        Lehigh County General Purpose Authority,
                   (Cedar Crest College), 6.70%, 4/1/26      $  1,142,020
-------------------------------------------------------------------------
                                                             $  1,142,020
-------------------------------------------------------------------------
Electric Utilities -- 1.0%
-------------------------------------------------------------------------
    $ 2,250        York County, IDA, Pollution Control,
                   (Public Service Enterprise Group, Inc.),
                   5.50%, 9/1/20                             $  2,200,005
-------------------------------------------------------------------------
                                                             $  2,200,005
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 8.5%
-------------------------------------------------------------------------
    $ 5,600        Berks County, (FGIC), Partially
                   Prerefunded to 12/01/02, Variable Rate,
                   11/10/20(1)                               $  5,999,000
      1,250        Philadelphia Water and Wastewater,
                   (FGIC), Prerefunded to 6/15/03, Variable
                   Rate, 6/15/12(1)                             1,386,387
      5,000        Philadelphia HEFA, (Pennsylvania
                   Hospital), (FGIC), Prerefunded to
                   2/15/04, Variable Rate, 3/6/12(1)            5,339,950
      4,845        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                               2,064,406
      5,400        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,150,388
      5,780        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               2,301,712
-------------------------------------------------------------------------
                                                             $ 19,241,843
-------------------------------------------------------------------------
General Obligations -- 0.4%
-------------------------------------------------------------------------
    $ 1,000        Puerto Rico, 4.75%, 7/1/23                $    955,880
-------------------------------------------------------------------------
                                                             $    955,880
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.8%
-------------------------------------------------------------------------
    $   750        Allegheny County, (Residential
                   Resources, Inc.), 6.60%, 9/1/31           $    739,455
      2,000        Allegheny County, IDA, (Residual
                   Resources, Inc.), 6.50%, 9/1/21              1,965,560
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
-------------------------------------------------------------------------
    $ 3,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29               $  3,578,365
-------------------------------------------------------------------------
                                                             $  6,283,380
-------------------------------------------------------------------------
Hospital -- 11.4%
-------------------------------------------------------------------------
    $ 1,295        Allegheny County HDA, (West Penn
                   Allegheny Health), 9.25%, 11/15/15        $  1,410,734
        800        Allegheny County Hospital Development
                   Authority, (West Pennsylvania Allegheny
                   Health System), 9.25%, 11/15/30                861,864
      2,025        Allegheny County IDA, (Presbyterian
                   Medical Center), 6.75%, 2/1/26               2,183,011
      3,060        Hazelton Health Service Authority,
                   (Hazelton General Hospital),
                   5.50%, 7/1/27                                2,738,241
      1,150        Horizon Hospital Systems Authority,
                   (Horizon Hospital Systems, Inc.),
                   6.35%, 5/15/26                               1,182,361
      2,670        Indiana County Hospital Authority,
                   (Indiana Hospital), 7.125%, 7/1/23           2,726,310
      1,680        McKean, County Hospital Authority,
                   (Bradford Hospital), 6.10%, 10/1/20          1,556,537
      3,800        Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                               3,894,886
      3,157        Philadelphia HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(2)                      61,254
      3,994        Philadelphia HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(2)                       77,878
      1,885        Washington County Hospital Authority,
                   (Monongahela Hospital), 5.50%, 6/1/17        1,936,215
      7,000        Washington County Hospital Authority,
                   (Monongahela Valley Hospital),
                   6.75%, 12/1/08                               7,255,850
-------------------------------------------------------------------------
                                                             $ 25,885,141
-------------------------------------------------------------------------
Industrial Development Revenue -- 10.0%
-------------------------------------------------------------------------
    $ 5,450        Butler County IDA, (Witco Corp.),
                   5.85%, 12/1/23                            $  4,775,072
        500        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                                 490,590
      4,000        Franklin County IDA, (Corning, Inc.),
                   6.25%, 8/1/05                                4,141,080
      2,500        New Morgan IDA, (Browning-Ferris
                   Industries, Inc.), (AMT), 6.50%, 4/1/19      2,256,575
      4,450        Pennsylvania IDA, (Sun Company), (AMT),
                   7.60%, 12/1/24                               4,756,783
      6,500        Philadelphia IDA, (Refrigerated
                   Enterprises), (AMT), 9.05%, 12/1/19          6,357,000
-------------------------------------------------------------------------
                                                             $ 22,777,100
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Education -- 2.4%
-------------------------------------------------------------------------
    $ 2,500        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                    $  2,480,300
      2,350        Lycoming County Authority, (Pennsylvania
                   College of Technology), (AMBAC),
                   5.25%, 5/1/32(3)                             2,381,137
        750        Northeastern Pennsylvania HEFA, (Wyoming
                   Seminary), (MBIA), 4.75%, 10/1/28              711,015
-------------------------------------------------------------------------
                                                             $  5,572,452
-------------------------------------------------------------------------
Insured-Electric Utilities -- 5.8%
-------------------------------------------------------------------------
    $10,000        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.05%, 10/1/20                            $ 11,496,600
      1,665        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(4)(5)          1,788,027
-------------------------------------------------------------------------
                                                             $ 13,284,627
-------------------------------------------------------------------------
Insured-General Obligations -- 18.1%
-------------------------------------------------------------------------
    $ 1,000        Butler School District, (FGIC),
                   5.00%, 10/1/26                            $    999,230
      1,500        Cranberry Township, (FGIC),
                   5.00%, 12/1/25                               1,500,450
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/20                          868,282
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/21                          810,169
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/22                          757,460
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/23                          711,434
      2,500        Erie School District, (MBIA),
                   0.00%, 5/1/19                                1,080,750
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/20                                1,060,841
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/21                                  989,809
      3,625        Erie School District, (MBIA),
                   0.00%, 5/1/22                                1,282,706
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/28                        261,160
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/29                        247,293
      2,365        Harrisburg, (AMBAC), 0.00%, 3/15/17          1,180,301
      5,175        Hazelton School District, (FGIC),
                   0.00%, 3/1/21                                1,983,319
      1,000        Hopewell School District, (FSA),
                   0.00%, 9/1/22                                  349,060
      2,000        Hopewell School District, (FSA),
                   0.00%, 9/1/26                                  545,240
        585        Lancaster, (FGIC), 4.50%, 5/1/28               534,327
      1,430        Mars Area School District, (MBIA),
                   0.00%, 3/1/14                                  847,275
      1,000        McGuffey School District, (AMBAC),
                   4.75%, 8/1/28                                  952,530
      1,400        Penn Manor School District, (FGIC),
                   5.20%, 6/1/16                                1,536,500
      1,000        Philadelphia School District, (MBIA),
                   Variable Rate, 4/1/23                          926,850
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 1,500        Philadelphia, (FSA), 5.00%, 9/15/31       $  1,482,900
      2,530        Philadelphia, (FSA), 5.00%, 3/15/28          2,512,872
      3,355        Philadelphia, (FSA), 5.25%, 9/15/25          3,407,103
      2,150        Philadelphia, School District, (FSA),
                   5.50%, 2/1/31                                2,236,279
      1,750        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                               1,770,160
      3,300        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(4)(5)                                 3,554,628
        655        Rochester Area School District, (AMBAC),
                   0.00%, 5/1/10                                  480,967
      4,000        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                3,836,640
      1,400        Upper Darby School District, (AMBAC),
                   5.00%, 5/1/19                                1,427,608
      1,000        Venango County, (AMBAC), 6.30%, 12/1/19      1,014,730
-------------------------------------------------------------------------
                                                             $ 41,148,873
-------------------------------------------------------------------------
Insured-Hospital -- 6.1%
-------------------------------------------------------------------------
    $ 3,750        Allegheny County Hospital Authority,
                   (Magee-Womens Hospital), (FGIC),
                   0.00%, 10/1/15                            $  2,023,725
      2,500        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.00%, 8/15/08                               2,583,350
      1,400        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.25%, 6/1/13                                1,432,970
      1,250        Montgomery County HEFA, (Pottstown
                   Healthcare Corp.), (FSA), 5.00%, 1/1/27      1,238,638
      4,000        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), (FSA), 5.00%, 8/1/29                3,956,160
      1,250        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                               1,236,550
      1,310        Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC),
                   5.50%, 7/1/17                                1,450,419
-------------------------------------------------------------------------
                                                             $ 13,921,812
-------------------------------------------------------------------------
Insured-Transportation -- 1.8%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                             $  1,983,920
      1,000        Pennsylvania Turnpike Commission,
                   (AMBAC), 5.00%, 12/1/30                        990,210
        865        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(4)(5)                                 1,038,545
-------------------------------------------------------------------------
                                                             $  4,012,675
-------------------------------------------------------------------------
Insured-Water and Sewer -- 5.2%
-------------------------------------------------------------------------
    $ 1,000        Allegheny County Sanitation Authority,
                   (MBIA), 5.00%, 12/1/19                    $  1,028,280

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
    $ 3,000        Allegheny County Sanitation Authority,
                   (MBIA), 5.50%, 12/1/30                    $  3,130,260
      3,500        Harrisburg Authority Water Revenue,
                   (FSA), 5.00%, 7/15/24                        3,492,965
      1,000        Harrisburg Authority Water Revenue,
                   (FSA), 5.00%, 7/15/29                          991,930
      1,750        Lower Moreland Township Authority, Sewer
                   Revenue, (FSA), 5.00%, 8/1/29                1,735,913
      1,250        Philadelphia Water and Wastewater,
                   (FGIC), Variable Rate, 6/15/12(1)            1,336,100
-------------------------------------------------------------------------
                                                             $ 11,715,448
-------------------------------------------------------------------------
Nursing Home -- 3.9%
-------------------------------------------------------------------------
    $ 2,000        Allegheny County HDA, (Villa St.
                   Joseph), 6.00%, 8/15/28                   $  1,698,820
      1,230        Chartiers Valley IDA, (Beverly
                   Enterprises, Inc.), 5.375%, 6/1/07           1,194,244
          5        Clarion County, IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 5/1/03                4,995
      1,510        Green County, IDA, (Beverly Enterprises,
                   Inc.), 5.75%, 3/1/13                         1,359,982
      3,270        Montgomery IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               3,255,252
      1,360        Westmoreland County IDA, (Highland
                   Health Systems, Inc.), 9.25%, 6/1/22         1,401,806
-------------------------------------------------------------------------
                                                             $  8,915,099
-------------------------------------------------------------------------
Senior Living / Life Care -- 10.9%
-------------------------------------------------------------------------
    $ 1,210        Bucks County IDA, (Pennswood),
                   6.00%, 10/1/27                            $  1,227,085
      5,000        Chester IDA, (Senior Life Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25             5,284,150
      2,570        Chester IDA, (Senior Life Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24           2,656,044
      1,960        Cliff House Trust, (AMT),
                   6.625%, 6/1/27                               1,733,875
      1,700        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                               1,625,370
      4,050        Delaware County, (White Horse Village),
                   7.50%, 7/1/18                                4,164,089
      2,565        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                               2,731,956
      1,915        Grove City, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,904,199
      1,835        Lancaster County, Hospital Authority,
                   (Willow Valley Retirement Communities),
                   5.875%, 6/1/31                               1,849,368
        500        Montgomery County Higher Education and
                   Health Authority, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/24                      526,985
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
    $ 1,100        Philadelphia HEFA, (The Philadelphia
                   Protestant Home), 6.50%, 7/1/27           $  1,006,588
-------------------------------------------------------------------------
                                                             $ 24,709,709
-------------------------------------------------------------------------
Transportation -- 0.8%
-------------------------------------------------------------------------
    $ 1,000        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                            $    999,470
        750        Pennsylvania EDA, (Amtrak), (AMT),
                   6.25%, 11/1/31                                 737,648
-------------------------------------------------------------------------
                                                             $  1,737,118
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 94.8%
   (identified cost $211,382,290)                            $215,360,523
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.2%                       $ 11,818,205
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $227,178,728
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 50.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.5% to 21.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2)  Non-income producing security.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $66,336,587        $34,781,711          $137,157,478          $69,021,697
   Unrealized appreciation           3,324,641          1,413,418             8,266,594            6,386,019
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $69,661,228        $36,195,129          $145,424,072          $75,407,716
----------------------------------------------------------------------------------------------------------------
Cash                               $ 1,452,828        $ 1,799,311          $  2,911,497          $    58,476
Receivable for investments
   sold                                     --              5,067             1,264,800              616,193
Interest receivable                    563,654            413,514             1,667,240              866,806
Prepaid expenses                           252                105                   490                  271
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $71,677,962        $38,413,126          $151,268,099          $76,949,462
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $   997,500        $ 1,001,259          $         --          $        --
Payable for daily variation
   margin on open financial
   futures contracts                    45,000             47,500                97,500              140,000
Demand note payable                         --                 --                    --              100,000
Payable for when-issued
   securities                               --            837,900                    --                   --
Payable to affiliate for
   Trustees' fees                          160                 --                    --                   67
Accrued expenses                        26,716             23,962                33,812               27,102
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $ 1,069,376        $ 1,910,621          $    131,312          $   267,169
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $70,608,586        $36,502,505          $151,136,787          $76,682,293
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $67,477,679        $35,250,327          $143,233,602          $70,564,379
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  3,130,907          1,252,178             7,903,185            6,117,914
----------------------------------------------------------------------------------------------------------------
TOTAL                              $70,608,586        $36,502,505          $151,136,787          $76,682,293
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $48,668,786          $255,695,590           $211,382,290
   Unrealized appreciation            1,920,693            13,033,282              3,978,233
-------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $50,589,479          $268,728,872           $215,360,523
-------------------------------------------------------------------------------------------------
Cash                                $ 1,490,577          $  6,903,631           $    588,269
Receivable for investments
   sold                               1,700,000                    --              7,880,000
Interest receivable                     744,411             3,342,879              3,527,705
Prepaid expenses                            177                   901                    803
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $54,524,644          $278,976,283           $227,357,300
-------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $ 1,292,296          $         --           $         --
Payable for daily variation
   margin on open financial
   futures contracts                     87,500               337,500                135,000
Demand note payable                          --             8,600,000                     --
Payable for open swap
   contracts                             51,771                    --                     --
Payable for when-issued
   securities                         1,460,690             2,222,323                     --
Payable to affiliate for
   Trustees' fees                           675                    --                    415
Accrued expenses                         24,407                50,481                 43,157
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $ 2,917,339          $ 11,210,304           $    178,572
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $51,607,305          $267,765,979           $227,178,728
-------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $50,048,805          $255,775,279           $223,781,697
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   1,558,500            11,990,700              3,397,031
-------------------------------------------------------------------------------------------------
TOTAL                               $51,607,305          $267,765,979           $227,178,728
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2002

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                           $4,054,296          $1,742,195           $8,050,741            $4,630,072
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $4,054,296          $1,742,195           $8,050,741            $4,630,072
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee             $  234,925          $   63,270           $  582,308            $  280,736
Trustees fees and expenses              7,635               1,334                6,539                 7,490
Legal and accounting services          19,938              23,027               27,488                20,659
Custodian fee                          36,162              27,466               92,317                36,955
Miscellaneous                          10,108               6,808               10,524                11,922
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  308,768          $  121,905           $  719,176            $  357,762
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $       --          $    4,736           $   29,883            $       --
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $       --          $    4,736           $   29,883            $       --
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  308,768          $  117,169           $  689,293            $  357,762
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $3,745,528          $1,625,026           $7,361,448            $4,272,310
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $   81,521          $  150,491           $  193,367            $   47,504
   Financial futures contracts       (195,568)            (59,935)            (129,183)             (358,620)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ (114,047)         $   90,556           $   64,184            $ (311,116)
----------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $  459,403          $  104,015           $  362,119            $  648,475
   Financial futures contracts        (82,465)           (154,069)            (332,924)             (248,385)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $  376,938          $  (50,054)          $   29,195            $  400,090
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $  262,891          $   40,502           $   93,379            $   88,974
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $4,008,419          $1,665,528           $7,454,827            $4,361,284
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2002

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                            $3,033,198           $16,356,448            $15,051,307
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $3,033,198           $16,356,448            $15,051,307
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee              $  141,692           $ 1,172,458            $ 1,038,154
Trustees fees and expenses               1,671                11,907                 15,860
Legal and accounting services           21,166                42,921                 39,607
Custodian fee                           29,976               122,246                121,313
Miscellaneous                            7,476                12,669                 12,007
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $  201,981           $ 1,362,201            $ 1,226,941
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $    8,220           $        --            $    28,108
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $    8,220           $        --            $    28,108
-------------------------------------------------------------------------------------------------

NET EXPENSES                        $  193,761           $ 1,362,201            $ 1,198,833
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $2,839,437           $14,994,247            $13,852,474
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $  528,500           $ 2,699,218            $(2,166,447)
   Financial futures contracts        (251,822)           (1,527,623)              (435,931)
   Interest rate swap
      contracts                        (51,525)             (400,615)                    --
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)            $  225,153           $   770,980            $(2,602,378)
-------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $ (690,963)          $(2,001,806)           $ 2,323,168
   Financial futures contracts        (129,156)              115,613               (241,904)
   Interest rate swap
      contracts                        (31,531)              101,199                     --
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $ (851,650)          $(1,784,994)           $ 2,081,264
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                             $ (626,497)          $(1,014,014)           $  (521,114)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $2,212,940           $13,980,233            $13,331,360
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  3,745,528        $ 1,625,026          $  7,361,448          $  4,272,310
   Net realized gain (loss)              (114,047)            90,556                64,184              (311,116)
   Net change in unrealized
      appreciation (depreciation)         376,938            (50,054)               29,195               400,090
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  4,008,419        $ 1,665,528          $  7,454,827          $  4,361,284
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  8,838,235        $11,695,540          $ 23,944,160          $  6,100,461
   Withdrawals                        (14,165,350)        (7,654,517)          (19,261,517)          (14,881,576)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (5,327,115)       $ 4,041,023          $  4,682,643          $ (8,781,115)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $ (1,318,696)       $ 5,706,551          $ 12,137,470          $ (4,419,831)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 70,608,586        $36,502,505          $151,136,787          $ 76,682,293
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2002

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 2,839,437          $ 14,994,247           $ 13,852,474
   Net realized gain (loss)                225,153               770,980             (2,602,378)
   Net change in unrealized
      appreciation (depreciation)         (851,650)           (1,784,994)             2,081,264
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 2,212,940          $ 13,980,233           $ 13,331,360
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 7,469,741          $ 30,201,001           $ 20,021,542
   Withdrawals                          (7,707,050)          (34,617,419)           (36,387,335)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $  (237,309)         $ (4,416,418)          $(16,365,793)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $ 1,975,631          $  9,563,815           $ (3,034,433)
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of year                   $49,631,674          $258,202,164           $230,213,161
----------------------------------------------------------------------------------------------------
AT END OF YEAR                         $51,607,305          $267,765,979           $227,178,728
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  4,129,558        $ 1,684,555          $  7,139,921          $  4,582,700
   Net realized gain (loss)                 (537,074)          (230,749)              524,962               327,238
   Net change in unrealized
      appreciation (depreciation)          1,923,334          1,975,751             7,149,005             4,371,267
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  5,515,818        $ 3,429,557          $ 14,813,888          $  9,281,205
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  7,553,699        $ 3,227,821          $ 12,795,330          $  2,707,718
   Withdrawals                           (14,766,238)        (6,481,101)          (21,746,556)          (16,463,267)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $ (7,212,539)       $(3,253,280)         $ (8,951,226)         $(13,755,549)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (1,696,721)       $   176,277          $  5,862,662          $ (4,474,344)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 73,624,003        $30,619,677          $133,136,655          $ 85,576,468
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 71,927,282        $30,795,954          $138,999,317          $ 81,102,124
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,776,849          $ 14,442,600           $ 13,914,147
   Net realized gain (loss)                    13,444               330,960             (1,179,313)
   Net change in unrealized
      appreciation (depreciation)           1,737,249            13,925,141             10,219,855
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 4,527,542          $ 28,698,701           $ 22,954,689
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 4,560,785          $ 22,382,858           $ 14,459,362
   Withdrawals                             (8,304,541)          (41,278,912)           (44,893,053)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(3,743,756)         $(18,896,054)          $(30,433,691)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $   783,786          $  9,802,647           $ (7,479,002)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                      $48,847,888          $248,399,517           $237,692,163
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $49,631,674          $258,202,164           $230,213,161
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       ARIZONA PORTFOLIO
                                  ------------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  ------------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.44%        0.47%       0.52%       0.49%        0.50%
   Expenses after custodian
      fee reduction                    0.44%        0.45%       0.51%       0.48%        0.48%
   Net investment income               5.39%        5.73%       5.67%       5.21%        5.27%
Portfolio Turnover                       27%          26%         25%         38%          23%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        6.08%          --          --          --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $70,609      $71,927     $73,624     $94,333     $103,092
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      COLORADO PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.41%        0.45%       0.39%       0.39%       0.40%
   Expenses after custodian
      fee reduction                    0.39%        0.41%       0.36%       0.35%       0.37%
   Net investment income               5.40%        5.47%       5.85%       5.36%       5.49%
Portfolio Turnover                       18%          18%         14%         33%         18%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.58%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $36,503      $30,796     $30,620     $37,874     $39,801
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.50%         0.51%        0.50%        0.50%        0.51%
   Expenses after custodian
      fee reduction                    0.48%         0.48%        0.48%        0.48%        0.50%
   Net investment income               5.08%         5.31%        5.53%        5.15%        5.20%
Portfolio Turnover                       22%           14%          20%          18%           7%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.23%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $151,137      $138,999     $133,137     $157,894     $164,955
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MICHIGAN PORTFOLIO
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                    2002(1)        2001        2000        1999         1998
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.45%        0.48%       0.52%        0.49%        0.50%
   Expenses after custodian
      fee reduction                    0.45%        0.47%       0.52%        0.48%        0.48%
   Net investment income               5.41%        5.48%       5.67%        5.10%        5.19%
Portfolio Turnover                        7%           8%         30%          31%          26%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.65%          --          --           --           --
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $76,682      $81,102     $85,576     $109,463     $130,236
-----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MINNESOTA PORTFOLIO
                                  -----------------------------------------------------------
                                                      YEAR ENDED JULY 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.41%        0.47%       0.45%       0.46%       0.47%
   Expenses after custodian
      fee reduction                    0.39%        0.42%       0.43%       0.44%       0.45%
   Net investment income               5.76%        5.65%       5.81%       5.28%       5.28%
Portfolio Turnover                       26%          17%         12%         19%         23%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        4.68%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $51,607      $49,632     $48,848     $60,393     $66,984
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.52%         0.55%        0.54%        0.53%        0.54%
   Expenses after custodian
      fee reduction                    0.52%         0.54%        0.54%        0.52%        0.52%
   Net investment income               5.76%         5.76%        5.91%        5.39%        5.52%
Portfolio Turnover                       26%           20%          26%          32%          14%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.55%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $267,766      $258,202     $248,400     $309,333     $328,629
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.54%         0.55%        0.58%        0.54%        0.54%
   Expenses after custodian
      fee reduction                    0.52%         0.51%        0.58%        0.50%        0.50%
   Net investment income               6.05%         5.97%        5.92%        5.49%        5.66%
Portfolio Turnover                       15%           15%          18%          27%          13%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.96%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $227,179      $230,213     $237,692     $314,873     $359,532
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective August 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to August 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of July 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    Arizona                                    $ 17,069      $ (17,069)
    Colorado                                     12,633        (12,633)
    Connecticut                                  60,856        (60,856)
    Michigan                                     30,533        (30,533)
    Minnesota                                    43,072        (43,072)
    New Jersey                                  144,757       (144,757)
    Pennsylvania                                138,526       (138,526)

   The effect of this change for the year ended July 31, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and increase (decrease) net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                     INCOME      GAIN (LOSS)    APPRECIATION
    --------------------------------------------------------------------------------------
    Arizona                                      $ 4,994        $(5,258)       $    264
    Colorado                                       4,763           (291)         (4,472)
    Connecticut                                   14,582         (2,335)        (12,247)
    Michigan                                      10,362         (1,148)         (9,214)
    Minnesota                                      8,576            270          (8,846)
    New Jersey                                    33,335         (4,894)        (28,441)
    Pennsylvania                                  18,525           (977)        (17,548)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-Issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are market-to-market daily and begin earning interest on settlement date.

 H Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    Arizona                                   $  234,925            0.34%
    Colorado                                      63,270            0.21%
    Connecticut                                  582,308            0.40%
    Michigan                                     280,736            0.36%
    Minnesota                                    141,692            0.29%
    New Jersey                                 1,172,458            0.45%
    Pennsylvania                               1,038,154            0.45%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.
3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2002 were as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 18,349,410
    Sales                                       20,938,349

    COLORADO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 10,529,230
    Sales                                        5,302,604
    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 38,204,400
    Sales                                       30,912,356
    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  5,050,181
    Sales                                       11,034,487

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 14,806,984
    Sales                                       12,645,088

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 77,033,603
    Sales                                       66,163,453

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 34,216,044
    Sales                                       44,433,318

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2002, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 66,320,936
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,041,536
    Gross unrealized depreciation               (2,701,244)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,340,292
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 34,765,004
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,896,605
    Gross unrealized depreciation                 (466,480)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,430,125
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $137,085,506
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,854,031
    Gross unrealized depreciation                 (515,465)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,338,566
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 68,998,417
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,359,617
    Gross unrealized depreciation                 (950,318)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,409,299
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 48,616,868
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,473,459
    Gross unrealized depreciation                 (500,848)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,972,611
    ------------------------------------------------------

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $255,616,534
    ------------------------------------------------------
    Gross unrealized appreciation             $ 18,892,218
    Gross unrealized depreciation               (5,779,880)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 13,112,338
    ------------------------------------------------------
    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $211,364,577
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,074,690
    Gross unrealized depreciation               (9,078,744)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,995,946
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2002, the Michigan Portfolio and the New Jersey Portfolio had balances outstanding pursuant to this line of credit of $100,000 and $8,600,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2002 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Arizona                         9/02        36 U.S. Treasury Bond     Short        $  (193,734)
    ------------------------------------------------------------------------------------------------
    Colorado                        9/02        38 U.S. Treasury Bond     Short           (161,240)
    ------------------------------------------------------------------------------------------------
    Connecticut                     9/02        78 U.S. Treasury Bond     Short           (363,409)
    ------------------------------------------------------------------------------------------------
    Michigan                        9/02        112 U.S. Treasury Bond    Short           (268,105)
    ------------------------------------------------------------------------------------------------
    Minnesota                       9/02        70 U.S. Treasury Bond     Short           (310,422)
    ------------------------------------------------------------------------------------------------
    New Jersey                      9/02        270 U.S. Treasury Bond    Short         (1,042,582)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    9/02        108 U.S. Treasury Bond    Short           (581,202)

   At July 31, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At July 31, 2002, the Minnesota Portfolio has entered into an interest rate swap agreement with JP Morgan Chase Bank whereby the Portfolio makes bi-annual payments at a rate equal to 4.90% on the notional amount of $1,000,000. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates November 1, 2022, is recorded as a payable for open swap contracts of $51,771 on July 31, 2002.

EATON VANCE MUNICIPALS PORTFOLIOS

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO AND PENNSYLVANIA MUNICIPALS
PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio (the "Portfolios") as of July 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2002 and 2001 and supplementary data for each of the years in the five year period ended July 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio and Pennsylvania Municipals Portfolio at July 31, 2002, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 30, 2002

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust, (the Trust), Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) are responsible for the overall management and supervision of the Funds' and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

         NAME,             POSITION(S)       TERM OF
        ADDRESS             WITH THE        OFFICE AND                                                NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH            PORTFOLIOS        SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
----------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Since 1998       President and Chief Executive Officer of                 174
DOB: 11/28/59                                              National Financial Partners (financial
                                                           services company) (since April 1999).
                                                           President and Chief Operating Officer of
                                                           John A. Levin & Co. (registered
                                                           investment advisor) (July 1997 to April
                                                           1999) and a Director of Baker,
                                                           Fentress & Company, which owns John A.
                                                           Levin & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested person
                                                           because of her affiliation with a
                                                           brokerage firm.
James B. Hawkes          Vice President   Since 1992       Chairman, President and Chief Executive                  179
DOB: 11/9/41             and Trustee                       Officer of BMR, EVM and their corporate
                                                           parent, Eaton Vance Corp. (EVC), and
                                                           corporate trustee, Eaton Vance, Inc.
                                                           (EV); Director of EV; Vice President and
                                                           Director of EVD. President or officer of
                                                           179 investment companies in the Eaton
                                                           Vance Fund Complex. Mr. Hawkes is an
                                                           interested person because of his
                                                           positions with BMR, EVM and EVC, which
                                                           are affiliates of the Trust.

         NAME,
        ADDRESS
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Jessica M. Bibliowicz                      None
DOB: 11/28/59
James B. Hawkes                      Director of EVC
DOB: 11/9/41

NONINTERESTED TRUSTEE(S)

         NAME,           POSITION(S)     TERM OF
        ADDRESS           WITH THE      OFFICE AND                                                NUMBER OF PORTFOLIOS
       AND DATE           TRUST AND     LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH          PORTFOLIOS      SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee      Since 1992       President of Dwight Partners, Inc.                       179
DOB: 3/26/31                                           (corporate relations and communications
                                                       company).
Samuel L. Hayes, III     Trustee      Since 1992       Jacob H. Schiff Professor of Investment                  179
DOB: 2/23/35                                           Banking Emeritus, Harvard University
                                                       Graduate School of
                                                       Business Administration.
Norton H. Reamer         Trustee      Since 1992       President, Unicorn Corporation (an                       179
DOB: 9/21/35                                           investment and financial advisory
                                                       services company) (since September
                                                       2000). Chairman, Hellman, Jordan
                                                       Management Co., Inc. (an investment
                                                       management company) (since November
                                                       2000). Advisory Director, Berkshire
                                                       Capital Corporation (investment banking
                                                       firm) (since June 2002). Formerly,
                                                       Chairman of the Board, United Asset
                                                       Management Corporation (a holding
                                                       company owning institutional investment
                                                       management firms) and Chairman,
                                                       President and Director, UAM Funds
                                                       (mutual funds).
Lynn A. Stout            Trustee      Since 1998       Professor of Law, University of                          173
DOB: 9/14/57                                           California at Los Angeles School of Law
                                                       (since July 2001). Formerly, Professor
                                                       of Law, Georgetown University Law
                                                       Center.
Jack L. Treynor          Trustee      Since 1992       Investment Adviser and Consultant.                       171
DOB: 2/21/30
------------------------------------------------------------------------------------------------------------------------

         NAME,
        ADDRESS
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Donald R. Dwight           Trustee/Director of the Royce Funds
DOB: 3/26/31                          (mutual funds)

Samuel L. Hayes, III       Director of Tiffany & Co. (specialty
DOB: 2/23/35              retailer) and Director of Telect, Inc.
                           (telecommunication services company)

Norton H. Reamer                           None
DOB: 9/21/35

Lynn A. Stout                              None
DOB: 9/14/57

Jack L. Treynor                            None
DOB: 2/21/30
-----------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

         NAME,                      POSITION(S)                                  TERM OF
        ADDRESS                       WITH THE                                 OFFICE AND
       AND DATE                      TRUST AND                                  LENGTH OF
       OF BIRTH                      PORTFOLIOS                                  SERVICE
------------------------------------------------------------------------------------------------------------
William H. Ahern         Vice President of Colorado,         Vice President of Colorado and Connecticut
DOB: 7/28/59             Connecticut and Michigan            Portfolios since 1997; of Michigan Portfolio
                         Portfolios                          since 2000
Cynthia J. Clemson       Vice President of Arizona and       Vice President of Arizona Portfolio since 1995;
DOB: 3/2/63              Pennsylvania Portfolios             of Pennsylvania Portfolio since 2000
Thomas J. Fetter         President                           Since 1993
DOB: 8/20/43
Robert B. MacIntosh      Vice President                      Since 1993
DOB: 1/22/57
Alan R. Dynner           Secretary                           Since 1997
DOB: 10/10/40
James L. O'Connor        Treasurer                           Treasurer of the Trust since 1989; of each
DOB: 4/1/45                                                  Portfolio since 1992
------------------------------------------------------------------------------------------------------------

         NAME,
        ADDRESS
       AND DATE                  PRINCIPAL OCCUPATION(S)
       OF BIRTH                   DURING PAST FIVE YEARS
-----------------------
William H. Ahern          Vice President of EVM and BMR. Officer
DOB: 7/28/59              of 35 investment companies managed by
                                       EVM or BMR.
Cynthia J. Clemson        Vice President of EVM and BMR. Officer
DOB: 3/2/63               of 15 investment companies managed by
                                       EVM or BMR.
Thomas J. Fetter          Vice President of EVM and BMR. Officer
DOB: 8/20/43              of 113 investment companies managed by
                                       EVM or BMR.
Robert B. MacIntosh       Vice President of EVM and BMR. Officer
DOB: 1/22/57              of 112 investment companies managed by
                                       EVM or BMR.
Alan R. Dynner             Vice President, Secretary and Chief
DOB: 10/10/40            Legal Officer of BMR, EVM, EVD and EVC.
                           Officer of 179 investment companies
                                  managed by EVM or BMR.
James L. O'Connor          Vice President of BMR, EVM and EVD.
DOB: 4/1/45                Officer of 179 investment companies
                                  managed by EVM or BMR.
-----------------------

INVESTMENT ADVISER OF THE PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

ADMINISTRATOR OF THE FUNDS
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 BERKELEY STREET
BOSTON, MA 02116-5022

EATON VANCE FUNDS

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

EATON VANCE DISTRIBUTORS,INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

313-9/02                                                                   7CSRC